File Nos. 33-83132 and 811-8718
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D. C.  20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                     -
                   Pre-Effective Amendment No. ____
                  Post-Effective Amendment No.  9  X
                                                   -
                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT  OF 1940     X
                                                                     -
                          Amendment No. 10  X
                                            -
                   (Check appropriate box or boxes)

                               IPS FUNDS

       625 S. Gay Street, Suite 630, Knoxville, Tennessee 37902
               (Address of Principal Executive Offices)

  Registrant's Telephone Number, including Area Code: (423) 524-1676

  Gregory D'Amico, 625 S. Gay Street, Suite 630, Knoxville, TN  37902
                (Name and Address of Agent for Service)

With copy to:    Reinaldo Pascual, Esq., Kilpatrick Stockton LLP,
                 1100 Peachtree Street, Suite 2800, Atlanta, Georgia  30309

                      Release Date: March 31,1999

It is proposed that this filing will become effective:

_____   immediately upon filing pursuant to paragraph (b)     _____ on (date) pursuant to paragraph (b) of Rule 485

  X     60 days after filing pursuant to paragraph (a)        _____ on (date) pursuant to paragraph (a) of Rule 485
-----
_____   75 days after filing pursuant to paragraph (a)(2)     _____ on (date) pursuant to paragraph (a)(2) of Rule 485

TITLE OF SECURITIES BEING REGISTERED:  Common Stock, par value $0.0001 per share

The Registrant hereby registers an indefinite number of securities under Rule 24f-2 of the Investment Company Act of 1940.

                                                                    IPS FUNDS
                                                              CROSS REFERENCE SHEET
                                                                    FORM N-1A

                          IPS MILLENNIUM FUND/IPS NEW FRONTIER FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

 ITEM                            SECTION IN PROSPECTUS
 1.............................  Cover Page

 2.............................  Summary of Principal Investment Objective and Strategies; Principal Risks of
                                 Investing in the Funds
 3.............................  Fees and Expenses of the Fund
 4.............................  Additional Information About the Funds' Investment Objectives and Strategies
 5.............................  Financial Highlights
 6.............................  Management and Administration
 7.............................  Valuation of Shares; Buying Fund Shares; Redeeming Your Shares;
                                 Distributions; Federal Taxes
 8.............................  None
 9.............................  Financial Highlights

 ITEM                            SECTION IN STATEMENT OF ADDITIONAL INFORMATION

 10............................  Cover Page; Table of Contents
 11............................  General Information and History
 12............................  General Information and History; U.S. Government Securities; Repurchase
                                 Agreements; Investment Restrictions; Temporary Defensive Positions; Portfolio
                                 Turnover
 13............................  Trust Trustees and Officers
 14............................  Trust Trustees and Officers
 15............................  The Investment Advisor and Underwriter; Transfer Agent; Custodian;
                                 Independent Accountants
 16............................  Fund Transactions and Brokerage
 17............................  Capital Stock and Other Securities; Exchange Privilege; Automatic Monthly
                                 Exchange; Systematic Withdrawls; Retirement Plans
 18............................  Purchase of Shares; Telephone Purchases by Securities Firms; Net Asset Value
 19............................  Dividends, Distributions and Taxes
 20............................  The Investment Advisor and Underwriter
 21............................  Performance
 22............................  Financial Statements

                                                 IPS FUNDS
                                          A FAMILY OF NO-LOAD FUNDS


                  TABLE OF CONTENTS
                                                                         IPS MILLENNIUM FUND
                                                                        IPS NEW FRONTIER FUND
 Summary Of Principal Investment
   Objectives and Strategies   . . . . . .      2
 Principal Risks of Investing in the
   Funds   . . . . . . . . . . . . . . . .      3                             PROSPECTUS
 Past Performance  . . . . . . . . . . . .      6                           March 31, 1999
 Fees And Expenses of the Funds  . . . . .      7
 Financial Highlights  . . . . . . . . . .      8
 Additional Information About The Funds'
 Investment Objectives And Strategies  . .     10
 Year 2000 Readiness . . . . . . . . . . .     12                             Managed By
 Valuation Of Shares . . . . . . . . . . .     12
 Buying Fund Shares  . . . . . . . . . . .     12                         IPS ADVISORY, INC.
 Redeeming Your Shares . . . . . . . . . .     13                         625 S. Gay Street.
 Additional Information About Purchases,                                      Suite 630
 Sales, And Exchanges  . . . . . . . . . .     13                        Knoxville, TN 37902
 Distributions . . . . . . . . . . . . . .     13
 Federal Taxes . . . . . . . . . . . . . .     14
 Management And Administration . . . . . .     14



     The IPS Funds (the "Trust") consists of three separate funds. This Prospectus includes important information about two of these funds, the IPS Millennium Fund and the IPS New Frontier Fund (the "Funds") that you should know before investing. You should read the Prospectus and keep it for future reference.

     The third Fund is the Dynamic Style RotationSM Fund (the "DSRSM Fund"), described in a separate Prospectus we will send you upon request.



     For questions about investing in the Funds or for Shareholder
                        Services:  800.232.9142
                      Applications: Non-Ira, IRA

            Internal Revenue Service Forms: 5305-A, 5305-R

 ------------------------------------------------------------------
| These securities have not been approved or disapproved by the | | Securities and Exchange Commission or any state securities | | commission nor has the Securities and Exchange Commission or any | | state securities commission passed upon the accuracy or adequacy | | of this prospectus. Any representation to the contrary is a |
| criminal offense.                                                |
 -----------------------------------------------------------------

       SUMMARY OF PRINCIPAL INVESTMENT OBJECTIVES AND STRATEGIES

                          IPS MILLENNIUM FUND

INVESTMENT OBJECTIVES

The Fund's primary investment objective is long-term capital growth. The Fund's secondary objective is dividend income. The Fund's investment objectives may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund is a growth and income fund that invests in domestic common stocks, balancing its investments between:

     * pure growth stocks, such as telecommunications and Internet companies, and

     * stocks that pay high dividends, such as electric and gas utilities, real estate investment trusts, and dividend-paying bank stocks

The Fund's investment decisions are largely based on identifying companies likely to benefit from the direction civilization is heading in at any given time, and on research using the concept of Economic Value Added (EVA)TM, developed by Stern, Stewart & Co., to measure a company's operating and capital efficiency.

                         IPS NEW FRONTIER FUND

INVESTMENT OBJECTIVES

The Fund's primary objective is growth of capital. The Fund's investment objectives may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund invests in domestic common stock of growth companies in the high tech sector, and some in the low tech sector, using a value investment approach focused on the following:

     * companies that have suffered declines due to temporary market, industry, or company factors; and

     * companies that are undervalued due to deregulation or other reasons

Like the Millennium Fund, the Fund's investment decisions are largely based on identifying companies likely to benefit from the direction civilization is heading in at any given time. Unlike the Millennium Fund, though, the New Frontier Fund is a "non-diversified" fund that invests in a relatively small number of stocks (typically, 20 or so stocks) and does not try to invest in dividend paying stocks. Because the Fund invests in so few stocks and stocks in its portfolio do not typically pay dividends, the Fund's performance may be substantially affected by an increase or decrease in any one stock in its portfolio.

               Principal Risks of Investing in the Funds

All investments carry risks, and investments in the Funds are no exception. No investment strategy works all the time, and investors should expect that there will be extended periods when either or both Funds' investment philosophies and strategies will not be aligned with where the overall stock market, or particularly large segments of the market (i.e., large vs. small or growth vs. value companies), are going.

The principal risks of investing in the Funds are:

* MARKET RISK - Stock prices are volatile. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company's own unique prospects. In a recession or in a bear market, all stock mutual funds will likely lose money, day after day, week after week, month after month, until the recession or bear market is over. Since the stock market typically enters a bear market every 3-4 years, investors should understand that the Funds' value will decline from time to time.

* INTEREST RATE RISK - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

* BUSINESS RISK - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

* SMALL COMPANY RISKS - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

* MARKET VALUATION RISKS - Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

* POLITICAL RISK - Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.

Because the New Frontier Fund is a pure growth fund (it does not attempt to balance its growth stock investments with dividend-paying stocks) and it invests in a relatively small number of stocks, the Fund is more susceptible to the risks above than the Millennium Fund. In addition, the New Frontier Fund is subject to the following additional risks:

* Non-diversified fund risk - In general, a non-diversified fund owns fewer stocks than other mutual funds. This means that a large loss in an individual stock causes a much larger loss in the fund's value than it would in a fund that owns a larger number of companies.

                           PAST PERFORMANCE

The graph and table below show the Millennium Fund's annual returns and its long-term performance. The New Millennium Fund began operating August 3, 1998, so it does not have a year's worth of performance to include on the graph. The graph shows you how the Millennium Fund's performance has varied from one year to the next. Both the graph and the table assume reinvestment of all dividends and capital gains distributions. As with all mutual funds, past performance may not be a good indicator of how the Fund will perform in the future.

[GRAPHIC APPEARS HERE]
                   ----------------------------------------
                  |   Annual total returns as of 12/31     |
                  |   ================================     |
                  |                                        |
                  |                         40.3%          |
                  |                           |            |
                  |                           |            |
                  |      24.8%                |            |
                  |       |    24.1%          |            |
                  |       |     |     21.4%   |            |
                  |       |     |       |     |            |
                   ----------------------------------------
                         95    96       97   98


                 Best Quarter:             Q4 '98           +23.35%

                 Worst Quarter:            Q3 '98           - 6.52%
======================================================================

Average annual total return as of 12/31/98*

                                           1 Year           3 Years
----------------------------------------------------------------------

         Millennium Fund                   40.30%           28.70%
         S&P 500 Composite                 27.08%           26.98%
         Value Line Arithmetic              7.32%           19.17%
----------------------------------------------------------------------

* The table compares the Fund's performance over time to that of the S&P 500, a widely-recognized, capitalization-weighted, unmanaged index of large U.S. companies, and the Value Line Arithmetic Composite Index, a widely-recognized, more broadly-based, equally-weighted index of U.S. companies.

                     FEES AND EXPENSES OF THE FUND

We designed this table to help you understand the costs to shareholders in the Fund. We based the expense information on expenses from the last fiscal year for each Fund. Actual expenses may be different from those shown. This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES

                                                                    Millennium Fund         New Frontier Fund
                                                                    ---------------         -----------------
 Maximum sales load on purchases .........................               None                      None
 Maximum sales load on reinvested dividends...............               None                      None
 Deferred sales load......................................               None                      None
 Redemption fees..........................................             None <F1>                None <F1>
 Exchange fees............................................               None                      None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                                     Millennium Fund         New Frontier Fund
                                                                     ---------------         -----------------

 Management fees                                                      1.40% <F2>                1.40%<F2>
 12b-1 expenses                                                          None                     None
 Other expenses                                                          None                     None
 Total Fund operating expenses                                        1.40% <F2>                1.40%<F2>

<F1>  The Fund's Custodian charges a $10 fee for each wire redemption.

<F2>  The Fund's total operating expenses equal the management fees paid to the Advisor because the Advisor pays all of the Fund operating expenses

Example
-------

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in either of the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 year            3 years           5 years            10 years
      ------            -------           -------            --------

       $140              $440               $770               $1680

The Funds are part of a no-load fund family, so you do not pay any sales charge or commission when you buy or sell shares. If you buy or sell shares through a broker, you may be charged a fee by the broker, but not by us. Also, neither Fund has a 12b-1 Plan. Unlike most other mutual funds, you do not pay additional fees for transfer agency, pricing, custodial, auditing or legal services. You also don't pay any additional general administrative or other operating expenses.
Instead, the Advisor for each Fund pays out of its management fees all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.

                         Financial Highlights

IPS MILLENNIUM FUND. The financial highlights table is intended to help you understand the Millenium Fund's financial performance since the Fund began operations January 3, 1995. The financial highlights describe the fund's performance for the fiscal periods shown. "Total return" shows how much your investment in the Fund increased (or decreased) during each period, assuming you had reinvested all dividends and capital gains distributions. These financial highlights have been audited by Cherry, Bekaert & Holland, LLP, whose report, along with the Fund's financial statements, is included in our annual report, which is available upon request.


                                                               IPS Millennium Fund
                                                               -------------------

                                            Financial Highlights, Selected Per Share Data and Ratios
                                                                                                          For the
                                                           For the Years Ended                       11 Months Ended
                                                           -------------------                      -----------------

                                               Nov. 30, 1998     Nov. 30, 1997      Nov. 30, 1996
                                                 PER SHARE         PER SHARE          PER SHARE            Nov. 30, 1995
                                                   DATA:             DATA:              DATA:             PER SHARE DATA
                                               -------------     -------------      -------------         --------------
 NET ASSET VALUE:

 Beginning of year                                                     $18.86          $14.996                $12.000

 INCOME FROM INVESTMENT OPERATIONS

 Net Investment income                                                 (0.046)           0.021                  0.121
 Net realized and unrealized gain
    (loss) on investments                                               3.576            3.959                  2.982

 TOTAL INCOME (LOSS) FROM INVESTMENT
 OPERATIONS
                                                                         3.53            3.980                  3.103
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                    0.00           (0.035)                 0.107
 Distributions from capital gains                                       (0.80)          (0.081)                 0.000
                                                                       ------          -------                --------
 Total distributions                                                   $(0.80)         $(0.116)               $(0.107)
 Net Increase in net asset value                                        3.450            3.864                  2.996
 NET ASSET VALUE:
 End of year                                                          $22.310          $18.860                $14.996
                                                                      =======          =======               ========
 Total return (annualized)                                            18.746%          26.751%                28.831%
 RATIOS:
 Net assets, end of period (thousands)                            $11,684.215       $5,613.515             $1,625.600
 Ratio of expenses to average net assets                                1.40%            1.40%                  1.40%
 Ratio of net income to average net assets                              0.23%            0.76%                  1.00%
 Portfolio turnover rate                                               33.17%           55.17%                  26.7%


IPS NEW FRONTIER FUND. The Fund began operations August 3, 1998. The financial highlights describe the Fund's performance for the fiscal period shown. "Total return" shows how much your investment in the Fund increased (or decreased) during each period, assuming you had reinvested all dividends and capital gains distributions. These financial highlights have been audited by Cherry, Bekaert & Holland, LLP, whose report, along with the fund's financial statements, is included in our annual report.

                                         IPS New Frontier Fund
                                         ---------------------

                     Financial Highlights, Selected Per Share Data and Ratios

                                                                      For the
                                                                 4 Months Ended
                                                                 --------------

                                                                 Nov. 30, 1998
                                                                PER SHARE DATA
                                                                --------------
 NET ASSET VALUE:
 Beginning of year                                                    $_______
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment income                                                  ______
 Net realized and unrealized gain (loss) on investments                 ______
 TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                         ______
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                   ______
 Distributions from capital gains                                       ______
                                                                        ------
 Total distributions                                                  $_______
 Net Increase in net asset value                                        ______
 NET ASSET VALUE:
 End of year                                                          $_______
                                                                      ========
 Total return (annualized)                                               _____%
 RATIOS:
 Net assets, end of period (thousands)                                $_______
 Ratio of expenses to average net assets                                 _____%
 Ratio of net income to average net assets                               _____%
 Portfolio turnover rate                                                 _____%

   ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND
                              STRATEGIES

                          IPS MILLENNIUM FUND
INVESTMENT OBJECTIVES

The primary investment objective of the Millennium Fund is long-term growth of capital. Its secondary objective is dividend income. The Fund's investment objectives may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund seeks to achieve growth using only U.S. stocks, and by balancing investment in pure growth stocks such as telecommunications and Internet companies, with stocks that pay high dividends, such as electric and gas utilities, real estate investment trust, and dividend-paying bank stocks. You can think of this as a "Barbell Strategy". On one end of the barbell are high growth companies with no dividends, and on the other end are low growth companies with high dividends. In between is a small amount of Fund assets invested in moderate growth, moderate dividend companies. The amount invested in the two ends of the barbell are constantly adjusted to achieve the Fund's investment objectives. Pure high growth stocks can be more volatile than the overall market. We use high dividend companies to reduce that volatility, not to generate income for shareholders. Thus, the Fund is not a pure growth fund, but pursues a blended strategy of growth and income stocks.

To choose stocks for the Fund, we try to predict the broad direction where civilization is heading and identify the major investment sectors that will benefit from these changes. We then invest in companies we believe have the best chance of benefiting from these changes to add long-term value for shareholders. We attempt to identify companies with a high rate of sales growth that are creating
value more rapidly than their competitors or the overall economy.   We
will not attempt to time the stock market, and expect to remain fully invested during all normal up and down market cycles. Cash may, however, be allowed to build up if we cannot find anything to buy.

When possible, we base our decisions on research that uses the concept of Economic Value Added (EVA)TM developed by Stern, Stewart & Co., as a measure of companies' operating and capital efficiency. EVA adjusts a company's financial statements for distortions caused by GAAP accounting, and measures whether management is earning a return on invested capital that is higher than their weighted cost of capital, without which management cannot add value.

The Fund may buy companies of anysize, but the Advisor normally avoids very small companies (micro-caps) under approximately $250 million in market value. The Fund will invest most of its assets in U.S. stocks, and the remainder in money market securities.

TEMPORARY DEFENSIVE POSITIONS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual crisis, the Fund may hold up to 100% of its portfolio in money market and U.S. Government securities. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

                 "Portfolio Turnover" is a ratio that
                 indicates how often the securities
                 in a mutual fund's portfolio change
                 during a year's time.  Higher
                 numbers indicate a greater number of
                 changes, and lower numbers indicate
                 a smaller number of changes.

PORTFOLIO TURNOVER. Although the Fund's strategy emphasizes longer-term investments that typically result in Portfolio Turnover less than 75%, the Fund may, from time to time, have a higher Portfolio Turnover when the Adviser's implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading. Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because sales of securities in the Fund's portfolio may result in taxable gain or loss, high Portfolio Turnover may result in significant tax consequences for shareholders.

                         IPS NEW FRONTIER FUND

INVESTMENT OBJECTIVE

The New Frontier Fund's investment objective is growth of capital. The Fund's investment objective may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund's strategy is growth of capital using a value investment approach. As with the Millennium Fund, our approach is to predict broadly where civilization is heading, in order to identify the major investment sectors that will benefit from these changes. We will then identify companies we believe have the best chance of benefiting from these changes to add long-term value for shareholders. These companies should have a high rate of sales growth, and be able to create value more rapidly than their competitors or the overall economy.

We typically buy stocks of U.S. companies that are mostly in high tech sectors, and that have suffered major declines in value that are clearly due to temporary market, industry or company factors, without any change in the underlying, long-term fundamentals, or that we feel are highly undervalued for other reasons, such as deregulation. We may also buy undervalued companies in low tech sectors, but we expect that to be a minority of portfolio assets.

---------------------------------------------------------------------------------
| WHAT IS A NON-DIVERSIFIED FUND?                                                |    Unlike the Millennium Fund, the New
|                                                                                |    Frontier Fund is a non-diversified fund.
| Most mutual funds elect to be "diversified" funds that, as to 75% of their     |    This means we can hold larger positions in
| assets, cannot invest more than 5% of their assets in any one security at      |    one individual company and own fewer
| any given time.  A non-diversified fund is not subject to this limitation,     |    stocks than most mutual funds in our
| and so it can hold a relatively small number of securities in its portfolio.   |    portfolio. Thus, diversification will not be
| Even a non-diversified fund has to have some diversification for tax purposes, |    as high as it is in most mutual funds, due
| though.  Under the tax code, all mutual funds are required, at the enf of each |    to concentration among a smaller number
| quarter of the taxable year, to have (i) at least 50% of the market value of   |    of securities, each making up a larger
| the Fund's total assets be invested in cash, U.S. Government securities, the   |    portion of the fund's portfolio of
| securities of other regulated investment companies, and other securities,      |    investments.
| limited with respec to any one issuer limited for the purposes of this         |
| calculation to an amount  not greater than 5% of the value of the Fund's       |
| total assets, and (ii) not more than 25% of the value of its total assets      |
| be invested in the securities of any one issuer (other than U.S. Government    |
| securities or the securities of other regulated investment companies).         |
---------------------------------------------------------------------------------

We do not attempt to time the stock market, and expect to remain fully invested during all normal times, including all normal up and down market cycles. The Fund may buy stocks of any size company, although we normally will avoid very small companies (micro-caps) under approximately $250 million in market value. The Fund will invest most of its assets in U.S. stocks, and the remainder in money market securities.

TEMPORARY DEFENSIVE POSITIONS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unuasual crisis, the Fund may hold up to 100% of its portfolio in money market and U.S. Government securities. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

PORTFOLIO TURNOVER. The Fund typically holds investments in its portfolio only until those investments reach what the Fund believes is
a fair valuation level.   This strategy results in high Portfolio
Turnover, typically between 125-150%. Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because each sale of securities in the Fund's portfolio may result in taxable gain or loss, high Portfolio Turnover may result in significant tax consequences for shareholders.


                          YEAR 2000 READINESS

The Fund and its service providers depend on their computer systems to conduct their businesses. If the Fund's or any of these service providers' computer systems experience difficulty processing information with dates on or after January 1, 2000, the Fund may have difficulty running its business. To avoid these potential problems, the Fund is working hard to identify and correct year 2000 related processing problems in its systems, and has obtained or is getting assurances from its service providers that they are taking similar precautions. Nevertheless, the Fund or its service providers may not identify and correct all year 2000 related computer problems in time. Any such failure could prevent the Fund from handling securities investments, trades, pricing, or the processing of purchases and sales of Fund shares.

                         VALUATION OF SHARES

The Funds' share prices are determined based upon net asset value
(NAV). The Funds calculate NAV at approximately 4:00 p.m., New York time, each day that the New York Stock Exchange is open for trading. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares.

Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by IPS's Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of IPS's Board of Directors. Securities with maturities of sixty (60) days or less are valued at amortized cost.

                          BUYING FUND SHARES

To invest, you may purchase shares directly from each Fund by sending your check in the amount of your investment, made out to the appropriate Fund, to:

                  IPS FUNDS C/O THE PROVIDENT BANK
                  CUSTODY SERVICES 660D
                  P.O. BOX 2176
                  CINCINNATI, OHIO  45202.

You may also invest in either Fund through a broker-dealer other than the Funds' distributor, rather than investing directly. Since a broker-dealer may charge you additional or different fees for purchasing or redeeming shares than those described in this Prospectus, ask your broker-dealer about his or her fees before investing.

For direct purchases, your order will be priced at the next NAV after your order is accepted. Purchases through broker-dealers are priced at the next NAV after the broker accepts your order. For a purchase of shares through a broker, orders are deemed to have been received by the Fund when the order is accepted by the broker, and are executed at their next determined net asset value after receipt by the broker or the broker's authorized designee.

Your investment must meet the minimum investment requirements in the chart below. All investments must be in U.S. dollars. Third-party checks cannot be accepted. Your bank may also wire money to the Custodian. Please call 800.232.9142 for wiring instructions.

                                                              -----------------------------------------------------------
TRADITIONAL IRA*:                                             |                   MINIMUM INVESTMENTS                    |
Assets grow tax-deferred and contributions may be             |                                                          |
deductible.  Withdrawals and distributions are taxable        |                            Initial          Additional   |
in the year made.                                             |                                                          |
                                                              |  Regular Accounts          $1,000               $100     |
SPOUSAL IRA:                                                  |                                                          |
An IRA in the name of a non-working spouse by a working       |                                                          |
spouse.                                                       |  Automatic investment                                    |
                                                              |   plans (regular or IRA)   $  100               $100     |
ROTH IRA:                                                     |                                                          |
An IRA with tax free growth of assets and distributions,      |  IRAs (Spousal, Roth,                                    |
if certain conditions are met.  Contributions are not         |  all but Education IRAs)   $1,000               $100     |
deductible.                                                   |                                                          |
                                                              |  Education IRAs            $  500                N/A     |
EDUCATION IRA:                                                |                                                          |
An IRA with tax-free growth of                                 -----------------------------------------------------------
assets and distributions,
if used to pay qualified educational expenses.
Contributions are not deductible.


* IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.

                         REDEEMING YOUR SHARES

To redeem your shares, send a letter of instruction to the Transfer Agent with your name, account number and the amount you wish to redeem. Mail the redemption request to: IPS FUNDS, 625 S. GAY STREET, SUITE 630, KNOXVILLE, TN 37902. We will buy back (redeem), without charge, your shares at the current NAV on the day we receive a valid request for redemption. If you request sales proceeds via wire redemption, we will charge your account $10.

-------------------------------------------
| A signature guarantee helps protect      |
| against fraud.  You can obtain one from  |
| most banks or securities dealers, but    |
| not from a notary public.  For joint     |
| accounts, each signature must be         |
| guaranteed.  Please call us to ensure    |
| that your signature guarantee will be    |
| processes correctly.                     |
 ------------------------------------------

A signature guarantee is required for any withdrawal which is over $50,000, or which is mailed to another address or person that is not the address or person of record.

If you invested in the Fund through a broker-dealer other than the Funds' distributor, you will need to contact your broker-dealer to redeem your shares. The broker-dealer may charge you additional or different fees for redeeming shares than those described in this Prospectus.

     ADDITIONAL INFORMATION ABOUT PURCHASES, SALES, AND EXCHANGES

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, either Fund may ask that you increase your Fund balance if your account with the Fund falls below $1,000. If the account remains under $1,000 after 30 days, the Fund may close your account and send you the proceeds.

EXCHANGES. Each Fund permits you to exchange your Fund's shares for shares in the other Fund or the other fund in the IPS Funds family, the DSRTM Fund, without charge, if the fund being acquired offers its
shares for sale in your state.   The Funds' exchange opportunities
include one-time exchanges as well as automatic periodic exchanges.

Exchange requests should be sent in writing to the Transfer Agent, signed by each registered owner (signature guarantees are necessary for any exchange of over $50,000). If the exchange request satisfies the requirements for a redemption, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Before requesting an exchange, you should review a current Prospectus for the new fund you will acquire to be sure you fully understand the investment objectives and portfolio of the new fund.

SYSTEMATIC WITHDRAWALS. If your account's value is more than $10,000, you may be eligible for our Systematic Withdrawal Program that allows you to withdraw a fixed amount from your account each month or calendar quarter. Each withdrawal must be $250 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the Systematic Withdrawal Program.

TELEPHONE PURCHASES BY SECURITIES FIRMS. Brokerage firms that are NASD members may telephone the Transfer Agent at 800.232.9142 and buy shares for investors who have investments in either Fund through the brokerage firm's account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the Underwriter nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or a Fund fails to follow these established procedures, they may be liable. Each Fund may modify or terminate these telephone privileges at any time.

MISCELLANEOUS.  Each Fund reserves the right to:

* refuse to accept any request to purchase shares of the Fund for any reason;
* refuse any redemption or exchange request involving recently purchased shares until the check for the recently purchased shares has cleared;
* change or discontinue its exchange privileges, or temporarily suspend these privileges during unusual market conditions;
* delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request); or
* process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as "redemption in kind").

                             DISTRIBUTIONS

Each Fund distributes its net investment income two times per year, usually in October and December. Each Fund distributes its net long-term capital gains once per year, usually in December. Unless you instruct us otherwise, your distributions will be reinvested automatically in additional shares (or fractions thereof) of the applicable Fund.

                             FEDERAL TAXES

Distributions to shareholders are taxable to most investors (unless your investment is an IRA or other tax advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash.

                                         ---------------------------------------------------------------------------------
                                         |                       Taxability of Distributions                              |
                                         |                       ---------------------------                              |
   The table to the right can provide    |                              Tax rate for                Tax rate for          |
 a guide for your potential tax          | Type of distribution         15% bracket                 28% bracket or above  |
 liability when selling or exchanging    | --------------------         ------------                --------------------  |
 fund shares.                            | Income dividends             Ordinary Income Rate        Ordinary Income Rate  |
 fund shares.                            |                                                                                |
                                         |                                                                                |
   "Short-term capital gains" applies    | Short-term capital gains     Ordinary Income Rate        Ordinary Income Rate  |
 to fund shares sold up to 12 months     |                                                                                |
 after buying them.  "Long-term          | Long-term capital gains      10%                         20%                   |
 capital gains" applies to shares        |                                                                                |
 held for more than 12 months.           ---------------------------------------------------------------------------------

An exchange of one Fund's shares for the other Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax. Because everyone's tax situation is unique, be sure to consult your tax adviser about federal, state and local tax consequences.

                     MANAGEMENT AND ADMINISTRATION

THE INVESTMENT ADVISOR

IPS Advisory, Inc. serves as the Advisor who manages the investments, business affairs, and provides investment research for each Fund. The Advisor also furnishes advice and recommendations to each Fund regarding securities to be purchased and sold, and manages the investments of the Funds, subject to the oversight of the Funds' Board of Trustees. The Advisor's principal office is located at 625 S. Gay Street, Suite 630, Knoxville, TN 37902.

Each Fund pays the Advisor a monthly fee based on the following schedule:

   Annualized Percentage of
   Average Daily Net Assets              Asset Level
   -------------------------             -----------
             1.40%                     0 - $100,000,000
             1.15%                $100,000,001-$250,000,000
             0.90%                      $250,000,001+

The Advisor is controlled by Greg D'Amico, President, and Robert Loest, Ph.D., CFA, Chief Executive Officer. Mr. D'Amico and Mr. Loest both have extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986. They have managed the Funds' portfolios since their inception.


BOARD OF TRUSTEES

The Funds are members of the IPS Funds, an open-end management investment company organized as an Ohio business trust on August 10, 1994. The Board of Trustees of the Trust supervises the operations of each Fund according to applicable state and federal law, and is responsible for the overall management of the Funds' business affairs.

Additional information about the Funds'                     INVESTMENT ADVISOR
investments is available in the Funds' annual and           AND TRANSFER AGENT:
semi-annual reports to shareholders. In the Funds'          IPS Advisory Inc.
annual report, you will find a discussion of the            625 Gay Street
market conditions and investment strategies that            Suite 630
significantly affected the Funds' performance               Knoxville, Tennessee  37902
during its last fiscal year.                                423.524.1676 in Knoxville
                                                            800.232.9142
Also, a Statement of Additional Information about
the Funds has been filed with the Securities and            BOARD OF TRUSTEES:
Exchange Commission. This Statement (which is               Greg D'Amico, President
incorporated in its entirety by reference in this           Robert Loest, CFA
Prospectus) contains more detailed information              Woodrow Henderson, J.D.
about the Funds.                                            Veenita Bisaria, CFA
                                                            Bill Stegall
These reports are available without charge upon
request to IPS Advisory, Inc., 625 South Gay                CUSTODIAN:
Street, Suite 630, Knoxville, TN  37902.                    The Provident Bank
                                                            Custody Services, 660D
You can also obtain copies of these reports by              P.O. Box 2176
visiting the Securities and Exchange Commission's           Cincinnati, Ohio  45202
Public Reference Room in Washington, D.C. (1-800-           800.424.2295
SEC-0330) or by sending your request and a
duplicating fee to the Public Reference Room                INDEPENDENT AUDITOR:
Section of the Commission, Washington, DC 20549-            Cherry Bekaert & Holland, L.L.P.
6009.                                                       625 South Gay Street
                                                            Suite 500
Reports and other information about the Funds can           Knoxville, Tennessee  37902
also be viewed online on the Commission's Internet
site at http://www.sec.gov.                                 LEGAL COUNSEL:
                                                            Kilpatrick Stockton LLP
                                                            1100 Peachtree Street
IPS Funds Investment Act File Number:                       Atlanta, Georgia  30309
811-08718

             IPS MILLENNIUM FUND AND IPS NEW FRONTIER FUND

                                PART B

                  STATEMENT OF ADDITIONAL INFORMATION

                            March 31, 1999

IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995. The Trust currently offers three Funds representing separate Fund of investments.

Two of the series of the IPS Funds, both of which are described in detail in the Fund's prospectus dated March 31, 1999 (the "Prospectus") and this Statement of Additional Information (the "Funds"), are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New Frontier Fund"). IPS Advisory, Inc. (the "Advisor") serves as investment advisor to the Funds. Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in the Funds involve risk, and there can be no assurance that either Fund will achieve its investment objectives.

The third fund comprising the Trust is the IPS Dynamic Style
RotationSM Fund (the "DSRSM Fund") a non-diversified portfolio which is described in a separate Prospectus and Statement of Additional
Information that may be obtained by contacting the DSRSM Fund at 800.232.9142.

This Statement of Additional Information incorporates information by reference from the Millennium Fund's and the New Frontier Fund's Annual Reports to Shareholders for the fiscal year ended November 30, 1998. These reports also accompany this Statement of Additional Information. Additional copies are available, without charge by calling the Fund.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus for the Funds dated March 31, 1999. The Prospectus may be obtained by writing to the Trust at the following address:

IPS FUNDS, TWO CENTER SQUARE, 625 S. GAY STREET, SUITE 630 KNOXVILLE, TN 37902

                  Shareholder Services:  800.232.9142

                                         TABLE OF CONTENTS

                                                                                                    Page
General Information and History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1
U.S. Government Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
  Fundamental   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
    Borrowing Money   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
    Senior Securities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
    Underwriting  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
    Real Estate   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
    Commodities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
    Loans   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
    Concentration.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
  Non-Fundamental   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
    Pledging  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
    Borrowing   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
    Margin Purchases  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
    Short Sales   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
    Options   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
    Illiquid Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
Trust Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
The Investment Advisor and Underwriter  . . . . . . . . . . . . . . . . . . . . . . . . . .           5
Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6
Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8
Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8
Independent Accountants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9
Fund Transactions and Brokerage . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9
Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11
Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12

                    GENERAL INFORMATION AND HISTORY

IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995. The Trust is an open-end management company that currently offers three funds representing separate portfolios of investments. Two of the funds (the "Funds"), both of which are described in detail in the Funds' Prospectus and this Statement of Additional Information, are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New Frontier Fund"). IPS Advisory, Inc. (the "Advisor") serves as investment advisor to the Funds.

Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in the Funds involve risk, and there can be no assurance that any of the Funds will achieve their investment objectives.

The third fund comprising the Trust is the IPS Dynamic Style
RotationSM Fund (the "DSRSM Fund") a non-diversified portfolio which is described in a separate Prospectus that may be obtained by contacting the DSRSM Fund at 800.232.9142.

                    INVESTMENT STRATEGIES AND RISKS

For a full discussion of the Funds' principal investment objectives and strategies, please refer to the Funds' Prospectus.

                      U.S. GOVERNMENT SECURITIES

As described in the Prospectus, each Fund may invest in U.S. government securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association
(FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

                         REPURCHASE AGREEMENTS

As explained in the Prospectus, each Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which either Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Fund's Custodian, other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.

                        INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment limitations described below have been adopted by each Fund as indicated and are fundamental ("Fundamental"), i.e., they may not be changed as to a Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the applicable Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed on behalf of a Fund by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

The following policies have been adopted as Fundamental by both the Millennium Fund and the New Frontier Fund:

1.  Borrowing Money.  The Fund will not borrow money, except (a) from
    ---------------
a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.  Senior Securities.  The Fund will not issue senior securities.
    -----------------
This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

3.  Underwriting.  The Fund will not act as underwriter of securities
    ------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Fund will not purchase or sell real estate.
    -----------
This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5.  Commodities.  The Fund will not purchase or sell commodities
    -----------
unless acquired as a result of ownership of securities or other investments.

6.  Loans.  The Fund will not make loans to other persons, except (a)
    ------
by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will not invest 25% or more of its total
    -------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S.
government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by a Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage due to growth will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
---------------------------------------

The following policies have been adopted by each Fund as Non-
Fundamental (see "Investment Restrictions-Fundamental Investment
Restrictions" above):

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in
    --------
any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not enter into reverse repurchase
    ---------
agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or
    ----------------
evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.

4.  Short Sales.  The Fund will not effect short sales of securities
    -----------
unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

5.  Options.  The Fund will not purchase or sell put or call options.
    -------

6.  Illiquid Investments.  The Fund will not invest more than 15% of
    --------------------
its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                     TEMPORARY DEFENSIVE POSITIONS

Either Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

                          PORTFOLIO TURNOVER

Although the Millennium Fund's investment strategy emphasizes long-term investment that typically results in Portfolio Turnover less than 75%, the Fund may, from time to time, have higher Portfolio Turnover when the Adviser's implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading. The New Frontier Fund has an investment strategy that typically results in more frequent Portfolio Turnover, , typically between 125-150%. Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because each sale of securities in the Fund's portfolio may result in taxable gain or loss, high Portfolio Turnover may result in significant tax consequences for shareholders.

"Portfolio Turnover" is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Since each fund transaction costs the fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on a fund's performance. In addition, because each sale of securities in a fund's portfolio may result in taxable gain or loss to shareholders, high Portfolio Turnover may result in significant tax consequences for shareholders. You should consult your tax professional regarding the potential tax impact of Portfolio Turnover in your particular circumstances.

                      TRUST TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each
Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

NAME (AGE) AND ADDRESS, POSITIONS HELD

*Greg D'Amico (34), 625 S. Gay Street, Suite 630, Knoxville, TN 37902,
 ------------
President, Chief Financial Officer, Treasurer and Trustee.  Mr.
D'Amico is also President of IPS Advisory, Inc., and a portfolio manager for individually managed accounts as a registered representative of Securities Service Network, Inc.

*Robert Loest  (54), 625 S. Gay Street, Suite 630, Knoxville, TN
 ------------
37902, Vice President, Secretary and Trustee. Mr. Loest is also Chief Executive Officer of IPS Advisory, Inc., and a senior portfolio manager and research analyst for individually managed accounts as a registered representative of Securities Service Network, Inc. Mr. Loest is a Chartered Financial Analyst and has a Ph.D. in Biology.

Woodrow Henderson (40), 6504 Clary Lane, Knoxville, TN 37919, Trustee.
-----------------
Mr. Henderson is also Director of Planned Giving for the University of Tennessee at Knoxville.

Veenita Bisaria (37), 12416 Fort West Drive, Knoxville, TN 37922,
---------------
Trustee. Ms. Bisaria has been a financial analyst for the Tennessee Valley Authority since February 1, 1997. Prior to that time she was Director of Business Planning at Lockhead Martin Energy Systems, and is a Chartered Financial Analyst (CFA).

Billy Wayne Stegall, Jr. (41), 309 Kingston Court, Knoxville, TN
------------------------
37919, Trustee. Mr. Stegall has been an account executive at Colony Life & Accident since June 1, 1995. Prior to that time, he was a teacher of history and economics at Austin East High School in Knoxville, Tennessee.

Pursuant to the terms of its Management Agreements with the Trust, the Adviser pays all of the fees and expenses of the Trustees. Each Trustee who is not affiliated with the Adviser receives an annual retainer of $100, plus $50 for each Board meeting attended. During the fiscal year ended November 30, 1998, each Trustee not related to the Advisor received aggregate compensation of $_____.

As of March 1, 1999, Charles Schwab & Co., Inc. (Schwab) is a record-holder of ___% of the Millennium Fund's outstanding shares. Schwab's address is 101 Montgomery Street, San Francisco, California 94104. [IF APPLICABLE, INSERT TEXT REGARDING EFFECT OF SCHWAB INVESTMENT ON VOTING RIGHTS OF OTHER SECURITY HOLDERS]

As of March 1, 1999, the Trustees and Officers of the Trust, as a group, beneficially owned ____% of the outstanding shares of the Millennium Fund.

As of March 1, 1999, the Trustees and Officers of the Trust, as a group, beneficially owned ____% of the outstanding shares of the New Frontier Fund.

                THE INVESTMENT ADVISOR AND UNDERWRITER

IPS Advisory, Inc. (the "Advisor"), 625 S. Gay St., Suite 630, Knoxville, TN 37902, serves as the investment advisor for each Fund pursuant to separate agreements (collectively, the "Management Agreements"). Greg D'Amico and Robert Loest are control persons of the Advisor, and may be deemed to be affiliates of the Advisor due to their ownership of its shares and their positions as directors and officers of the Advisor. Mr. D'Amico and Mr. Loest each own 50% of the Advisor. Because of such affiliation, they may receive benefits from the management fees paid to the Advisor. Pursuant to the Management Agreements with each Fund, the Advisor manages the Funds' business affairs, and furnishes advice and recommendations to each Fund regarding securities to be purchased and sold by the Fund.

The Advisor is under the supervisory control of Securities Service Network, Inc., 9041 Executive Park Drive, Suite 500, Knoxville, TN 37923 (the "Underwriter"). The Underwriter is a Securities and Exchange Commission and Tennessee registered Broker-Dealer and Investment Advisor, and exercises supervisory control of the Advisor through a Consent Guaranty letter and compliance guidelines established by SSN and approved by the Securities Division of the State of Tennessee. The Underwriter serves as the exclusive agent for distribution of shares of the Funds pursuant to a separate agreement with each Fund (collectively, the "Underwriting Agreements").
Pursuant to the Underwriting Agreements, the Underwriter is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Underwriter may be deemed to be an affiliate because, through a Consent Guaranty Letter, and by means of specialized compliance procedures approved by the Securities Division of the Tennessee Department of Commerce and Insurance, it is able to exert supervisory control over the Advisor. Mr. D'Amico and Mr. Loest are both securities representatives with Securities Service Network, Inc. (since 1986).

The Advisor is staffed by experienced investment professionals with extensive experience in company analysis, and who have been officers of IPS since 1986. Analysis is performed in-house for all core portfolio companies, using a variety of proprietary, fundamental analytical methods.

Under the terms of each respective Management Agreement, the Advisor manages the investments of the Funds, subject to approval of the Board of Trustees of the Trust, and pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for its management services and agreement to pay the Funds' expenses pursuant to each respective Management Agreement, the Millennium Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets to and including $100,000,000, 1.15% of such assets from $100,000,000 to and including $250,000,000, and .90% of such assets in excess of $250,000,000.

For the period from December 1, 1995 through November 30, 1996, the Millennium Fund paid fees of $47,950 to the Adviser. For the period from December 1, 1996 through November 30, 1997, the Millennium Fund paid fees of $112,787 to the Advisor. For the period from December 1, 1997 through November 30, 1998, the Millennium Fund paid fees of $________ to the Advisor. For the period from August 1, 1998 through November 30, 1998, the New Frontier Fund paid fees of $________ to the Advisor.

The Advisor retains the rights to use the names "IPS," "Millennium" and "New Frontier" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Fund's right to use the names "IPS," "Millennium," and "New Frontier" automatically ceases thirty days after termination of the applicable Management Agreement(s) and may be withdrawn by the Advisor on thirty days' written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on either Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                            TRANSFER AGENT

The Transfer Agent for each Fund is IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville, TN 37902. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder's account, answering shareholders' inquiries concerning their accounts, processing purchase and redemptions of each Fund's shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

                               CUSTODIAN

The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202, is the Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                        INDEPENDENT ACCOUNTANTS

The independent accounting firm for each Fund is Cherry, Bekaert & Holland, L.L.P., Certified Public Accountants, located at 625 S. Gay Street, Suite 550, Knoxville, TN 37902. Cherry, Bekaert & Holland, L.L.P. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                    FUND TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust on behalf of each Fund, the Advisor is responsible for the Funds' investment decisions and the placing of the Funds' investment transactions.

In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to either Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to either Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by principals of the Advisor in servicing all of their accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to principals of the Advisor in connection with the Advisor's services to each Fund. Although research services and other information are useful to each Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under each respective Management Agreement. While the Funds do not deem it practicable and in their respective best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

Neither Fund has an obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that the Underwriter, in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through National Financial Services Corporation ("NFSC").

Transactions in the over-the-counter market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for over-the-counter securities. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The Funds may place over-the-counter transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Advisor's obligation to obtain best qualitative execution. Under the Investment Company Act of 1940, persons who may be deemed to be affiliated with the Advisor such as the Underwriter are prohibited from dealing with either Fund as a principal in the purchase and sale of securities. Therefore, the Underwriter will not serve as either Fund's dealer in connection with over-the-counter transactions. However, the Underwriter may serve as broker for either Fund in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through NFSC.

The Funds will not effect any brokerage transactions in portfolio securities with the Underwriter if such transactions would be unfair or unreasonable to the respective Fund's shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Underwriting Agreements provide that the Underwriter may receive brokerage commissions in connection with effecting such transactions for the respective Fund. In determining the commissions to be paid to the Underwriter, it is the policy of each Fund that such commissions will, in the judgment of the Fund's
Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability, and (b) at least as favorable to the Fund as commissions contemporaneously charged by the Underwriter on comparable transactions for its most favored unaffiliated customers, except for customers of the Underwriter considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by the Underwriter to each Fund and the Underwriter's other customers, and rates and other information concerning the commissions charged by other qualified brokers.

Any profits from brokerage commissions earned by the Underwriter as a result of portfolio transactions for either Fund will accrue to Greg D'Amico and Robert Loest as registered representatives of the

Underwriter. Neither Underwriting Agreement provides for a reduction of the Advisor's fee by the amount of any profits earned by the Underwriter from brokerage commissions generated from portfolio transactions of the Fund.

While the Funds contemplate no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Underwriter will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

To the extent that either Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the applicable Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the applicable Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated on a random selection basis.

For the fiscal years ended November 30, 1996, November 30, 1997, and November 30, 1998, the Millennium Fund paid brokerage commissions of $10,980, $10,332, and $________ respectively, to Securities Service Network, Inc. for effecting 100% of the Millennium Fund's commission transactions. As a newly organized series of the Trust, the New Frontier Fund has yet to incur any brokerage commissions.

                  CAPITAL STOCK AND OTHER SECURITIES

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

If at least ten shareholders (the "Petitioning Shareholders") wish to obtain signatures to request a meeting for the purpose of voting upon removal of any Trustee of the Trust, they may make a written application to the Trust requesting to communicate with other shareholders. The Petitioning Shareholders must hold in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, and each Petitioning
Shareholder must have been a shareholder for at least six months prior to the date of the application. The application must be accompanied by the form of communication which the shareholders wish to transmit. Within five business days after receipt of the application, the Trust will (a) provide the Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Trust; or (b) inform the Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and undertake such mailing promptly after tender by the Petitioning Shareholders to the Trust of the material to be mailed and the reasonable expenses of such mailing. The Trustees will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

Upon sixty days prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Funds, see "How to Purchase Shares of the Funds" and "How to Redeem or Sell Shares of the Funds" in the Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Net Asset Value" in the Prospectus.

                          PURCHASE OF SHARES

Reference is made to "Buying Shares," and "Additional Information
About Purchases, Sales, and Exchanges" in the Prospectus for more information concerning how to purchase shares.

                TELEPHONE PURCHASES BY SECURITIES FIRMS

Brokerage firms that are NASD members may telephone the Transfer Agent at 800.232.9142 and buy shares for investors who have investments in either Fund through the brokerage firm's account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the Underwriter nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or a Fund fails to follow these established procedures, they may be liable.
Each Fund may modify or terminate these telephone privileges at any time.

                          EXCHANGE PRIVILEGE

Investors in either Fund may exchange their shares for shares of the other Fund, or for shares of the DSRSM Fund. There is no charge for such exchanges. This offer is only good for residents of states in which the shares of the Fund being acquired are registered for sale. Before making an exchange, investors should review a current Prospectus for information on the new fund they are switching to. Don't switch unless you fully understand the differences in the investment objectives and portfolios of the funds.

You may send an exchange request in writing sent to the Transfer Agent, signed by each registered owner exactly as the shares are registered. You must get a signature guarantee for any exchange of over $50,000. You can do this at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of a fraudulent request. An exchange order must satisfy the requirements for a redemption. (See "Redemption of Shares"). If the exchange request is in proper order, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Whenever you exchange shares of one Fund for shares of another Fund, the exchange is treated for federal income tax purposes as a sale (unless your account is tax-exempt). Therefore, you will probably have a taxable gain or loss. The Funds may, upon 60 days' notice to shareholders, impose reasonable fees and restrictions on exchange among funds, and modify or terminate the exchange privilege. Except for those limited instances where redemptions of the fund being exchanged are suspended under Section 22(e) of the 1940 Act, or where sales of shares of the Fund you are buying into are temporarily stopped, we will notify you at least 60 days in advance of all such modifications or termination of the exchange privilege.

                      AUTOMATIC MONTHLY EXCHANGE

Shareholders of the Funds may automatically exchange a fixed dollar amount of their shares for shares of the other Fund or the DSRSM Fund on a monthly basis. The minimum monthly exchange is $100. This automatic exchange program may be changed by the shareholder at any time by writing the Transfer Agent at least two weeks before the date the change is to be made. You can get more information about this service from the Transfer Agent.

Shares may also be sold through a broker authorized by your Fund to redeem its shares. Such brokers may charge a reasonable fee for their services. Requests for redemption by telephone will not be accepted.

Each registered owner must sign the written redemption request exactly as the shares are registered. You must obtain a signature guarantee for any withdrawal over $50,000, or that is mailed to another address or person different than the address or person on your account statement. You can get a signature guarantee from any bank or financial institution. The signature guarantee is to protect you from fraudulent redemption of your shares.

                        SYSTEMATIC WITHDRAWALS

You can set up a systematic withdrawal program if your accounts is worth $10,000 or more. This allows investors to withdraw a fixed sum each month or calendar quarter. The minimum payment to you under the program is $250. Either you or the Fund may terminate the program at any time without charge or penalty. Termination will become effective five business days after receipt of your instructions. Withdrawals under the Systematic Withdrawal Program involves a sale of shares, and may result in a taxable gain or loss. If you withdraw more than the dividends credited to your account, it ultimately may be depleted.

                           RETIREMENT PLANS

Each Fund offers several tax qualified retirement plans for individuals and employers. The following plans are available:
Traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, 403(b) plans, and 401(K) corporate profit-sharing retirement plans. Contributions to these plans are tax-deductible and earnings are tax exempt until distributed. Roth IRAs and Education IRAs are also available. You should not begin a retirement plan before talking with your financial or tax advisor. To receive all the necessary information on fees, plan agreements and applications, contact the Advisor at 625 S. Gay Street, Suite 630, Knoxville, TN 37902 or call 800.232.9142.

                            NET ASSET VALUE

The Funds' share prices are determined based upon net asset value
(NAV). The Funds calculate NAV at approximately 4:00 p.m., New York time, each day that the New York Stock Exchange is open for trading. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares. See "Valuation of Shares" in the Prospectus.

The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The Exchange is closed on weekends and on New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July 4, Labor Day, Thanksgiving Day, and Christmas each year. Securities traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System are valued at the last sale price or the last bid price if there is no sale. Securities or other assets for which quotations are not readily available are valued at fair values determined in good faith by the Board of Trustees. See "Valuation of Shares" in the Prospectus.

                  DIVIDENDS, DISTRIBUTIONS AND TAXES

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisers regarding specific questions as to federal, state and local income taxes.

Each Fund is treated as a separate entity for federal income tax purposes and each Fund intends to elect to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund that so qualifies will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under Subchapter M, each Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by each Fund from its ordinary income, and distributions of each Fund's net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from each Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned such shares. Pursuant to the Taxpayer Relief Act of 1997, different maximum rates of tax are imposed on individuals, estates or trusts on various transactions giving rise to long-term capital gain. For this purpose, long-term capital gains are divided into two tax-rate groups: a 20% group (for capital gains from assets held for more than 18 months) and a 28% group (for all other long-term capital gain). Each Fund will supply information to its shareholders to determine the appropriate tax-rate group of its long-term capital gain distributions.

Upon redemption of shares of either Fund held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, shares of either Fund were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the applicable Fund's shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the applicable Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.

Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30%
United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. Each Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If either Fund pays a dividend in May which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder.
The Code and these Treasury regulations are subject to change by legislative or administrative action.

Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of either Fund might have. Shareholders are urged to consult their tax advisers as to the particular tax consequences of the acquisition, ownership and disposition of shares of each Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in either Fund.

                              PERFORMANCE

The average annual total return for each Fund that will be reported by the Trust will be calculated according to the following formula:

                              P is a hypothetical initial payment of $1,000
                              T = average annual total return
    P(1+T)n = ERV             n = number of years
                              ERV = ending redeemable value of hypothetical
                              $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

All total return figures reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested in the Fund when paid.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the applicable Fund or considered to be representative of the stock market in general or the fixed income securities market in general. The Funds may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Value Line Composite Average, and the NASDAQ Composite Index, as well as other appropriate indexes.

In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's may also be used.

The following table provides the average annual rates of return for the Millennium Fund from its inception to Nov. 30, 1997:

 1 year             (December 1, 1997 - November 30, 1998       _______%
 2 years            (December 1, 1996 - November 30, 1998)      _______%
 3 years            (December 1, 1995 - November 30, 1998)      _______%
 Since Inception    (January 3, 1995 - November 30, 1998)       _______%

* Annualized

The following table provides the cumulative rates of return for the Millennium Fund from its inception to November 30, 1998:

 1 year (December 1, 1997 - November 30, 1998                    _______%
 2 years (December 1, 1996 - November 30, 1998)                  _______%
 3 years  (December 1, 1995 - November 30, 1998)                 _______%
 Since Inception (January 3, 1995 - November 30, 1998)           _______%

                            FINANCIAL STATEMENTS

The audited financial statements of the Millennium Fund and the New Frontier Fund are incorporated by reference from the Millennium
Fund's and the New Frontier Fund's Annual Reports to Shareholders for the fiscal year ended November 30, 1998. A copy of such report is incorporated by reference and accompanies this Statement of Additional Information. Additional copies are available, without charge by calling the Fund.

                                                                                IPS FUNDS
                                                                        A FAMILY OF NO-LOAD FUNDS


                    TABLE OF CONTENTS                                    DYNAMIC STYLE ROTATION(SM)
                                                                                   FUND
 Summary of Principal Investment Objectives and
 Strategies  . . . . . . . . . . . . . . . .        2                         PROSPECTUS
 Principal Risks of Investing in the Fund  .        3                       March 31, 1999
 Fees and Expenses . . . . . . . . . . . . .        4
 Financial Highlights  . . . . . . . . . . .        5
 Investment Objectives And Policies  . . . .        6                          Managed By:
 Year 2000 Readiness . . . . . . . . . . . .        8
 Valuation of Shares . . . . . . . . . . . .        8                  HIGH STREET FINANCIAL, INC.
 Buying Shares . . . . . . . . . . . . . . .        9            777 Harbour Island Boulevard, Suite 175
 Redeeming Your Shares . . . . . . . . . . .        9                      Tampa, Florida 33602
 Additional Information about
 Purchases, Sales and Exchanges  . . . . . .        10                            Advisor:
 Distributions . . . . . . . . . . . . . . .        11
 Federal Taxes . . . . . . . . . . . . . . .        11                     IPS ADVISORY, INC.
 Management and Administration . . . . . . .        11                     625 S. Gay Street.
                                                                                Suite 630
                                                                           Knoxville, TN 37902


     The IPS Funds (the "Trust") consists of three separate funds. This Prospectus includes important information about the Dynamic Style Rotation(SM) Fund (the "DSR(SM) Fund") that you should know before investing. You should read the Prospectus and keep it for future reference.

     The other funds are the IPS Millennium Fund and the IPS New
Frontier Fund, both of which are described in a separate Prospectus we will send you upon request.



For questions about investing in the Fund or for Shareholder Services:
                             800.232.9142
                      Applications: Non-Ira, IRA

            Internal Revenue Service Forms: 5305-A, 5305-R


 -----------------------------------------------------------------
|These securities have not been approved or disapproved by the | |Securities and Exchange Commission or any state securities | |commission nor has the Securities and Exchange Commission or any | |state securities commission passed upon the accuracy or adequacy | |of this prospectus. Any representation to the contrary is a |
|criminal offense.                                                |
------------------------------------------------------------------

DYNAMIC STYLE ROTATION(SM) FUND
       SUMMARY OF PRINCIPAL INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVES

The primary investment objective of the DSR Fund is long-term growth of capital. The Fund's investment objective may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund is a growth fund that uses an investment management process called "Dynamic Style Rotation." Dynamic Style Rotation is based on the principal that no one stock investment strategy is the best strategy all of the time. Instead, a strategy that is typically the most successful in one set of market conditions is often unsuccessful or significantly less successful under another set of market conditions. Using the Dynamic Style Rotation process, the Fund attempts to:

        * Identify current market conditions based on a number of economic variables; and
        * Apply the stock investment strategy that is most likely to be successful under the current market conditions.

 ----------------------------------------      As a result, the Fund actively tilts or rotates its portfolio
|GROWTH STOCKS: In general, growth stocks|     weightings among different growth and value investment styles and
|are stocks of companies whose earnings  |     investment disciplines.  Over time, the Fund may change its
|per share are expected by the investment|     investment strategy to invest in more or less growth or value
|manager to grow faster than the market  |     stocks and/or more or less stocks of large, medium or small
|average.                                |     companies in order to maximize potential portfolio gains for
|                                        |     changing market conditions.
|Value Stocks: In general, value stocks  |     Although the Fund may change its portfolio weightings at any
|are stocks of companies that are        |     time, the Dynamic Style Rotation process focuses on long-term
|perceived by the investment manager as  |     economic trends.
|undervalued in the market.              |
 ----------------------------------------

                                             --------------------------------------------------------------------
 The Fund applies the strategy              | WHAT IS A NON-DIVERSIFIED FUND?                                    |
 recommendations of the Dynamic Style       |                                                                    |
 Rotation process to a list of eligible     | Most mutual funds elect to be "diversified" funds that, as to 75%  |
 investments ranked in order based on       | of their assets, cannot invest more than 5% of their assets in any |
 traditional financial analysis factors.    | one security at any given time.  A non-diversified fund is not     |
 As a result, the Fund invests in growth    | subject to this limitation, and so it can hold a relatively small  |
 and value stocks of large, medium and      | number of securities in its portfolio.  Even a non-diversified     |
 small companies at different times and in  | fund has to have some diversification for tax purposes, though.    |
 different weightings based on the          | Under the tax code, all mutual funds are required at the end of    |
 strategy recommended by the Dynamic Style  | each quarter of the taxable year, to have (i) at least 50% of the  |
 Rotation model.  The Fund is a non-        | market value of the Fund's total assets be invested in cash, U.S.  |
 diversified mutual fund, which generally   | Government securities, the securities of other regulated           |
 means that the Fund holds fewer            | investment companies, and other securities, limited with respect   |
 securities in its portfolio than most      | to any one issuer limited for the purposes of this calculation to  |
 funds (under normal circumstances around   | an amount not greater than 5% of the value of the Fund's total     |
 20 stocks).                                | assets, and (ii) not more than 25% of the value of its total       |
                                            | assets be invested in the securities of any one issuer (other      |
                                            | than U.S. Government securities or the securities of other         |
                                            | regulated investment companies).                                   |
                                             --------------------------------------------------------------------

DYNAMIC STYLE ROTATION(SM) FUND
               PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments carry risks, and investments in the Funds are no exception. No investment strategy works all the time, and investors should expect that there will be extended periods when either or both Funds' investment philosophies and strategies will not be aligned with where the overall stock market, or particularly large segments of the market (i.e., large vs. small or growth vs. value companies), are going.

The principal risks of investing in the Funds are:

* MARKET RISK - Stock prices are volatile. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company's own unique prospects. In a recession or in a bear market, all stock mutual funds will likely lose money, day after day, week after week, month after month, until the recession or bear market is over. Since the stock market typically enters a bear market every 3-4 years, investors should understand that the Funds' value will decline from time to time.

* INTEREST RATE RISK - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

* BUSINESS RISK - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

* SMALL COMPANY RISKS - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

* MARKET VALUATION RISKS - Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

* POLITICAL RISK - Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.

* NON-DIVERSIFIED FUND RISK - In general, a non-diversified fund owns fewer securities in its portfolio than other mutual funds. This means that a large loss in an individual stock causes a much larger loss in the fund's value than it would in a fund that owns a larger number of stocks.

* Incorrect strategy risk - Because the Fund applies a different investment strategy based upon market conditions, the Fund's ability to meet its investment objectives depends, in part, upon idenfying the correct market conditions so the Fund applies the correct strategy. If the Fund fails to indentify the correct market conditions, the Fund may apply the incorrect investment strategy.

* Sub-advisor experience risk- The Fund's day-to-day investment decisions are made by its Sub-Advisor, High Street Financial, Inc. Although the Sub-Advisor provides investment advisory services to individuals and other investors, the Sub-Advisor has no previous experience advising a mutual fund.

DYNAMIC STYLE ROTATION(SM) FUND

                           FEES AND EXPENSES

We designed this table to help you understand the costs to shareholders in the Fund. We based the expense information on expenses from the last fiscal year of the Fund. Actual expenses may be different from those shown.

Shareholder Transaction Expenses

 Maximum sales load on purchases..............................         None
 Maximum sales load on reinvested dividends ..................         None
 Deferred sales load .........................................         None
 Redemption fees .............................................       None <F1>
 Exchange fees ...............................................         None


Annual Fund Operating Expenses (as a percentage of average net assets)

 Management fees .............................................       1.50% <F2>
 12b-1 expenses  .............................................         None
 Other expenses  .............................................         None
 Total Fund operating expenses ...............................       1.50% <F2>

Example
-------

This example is intended to help you compare the cost
of investing in the Funds with the cost of investing in       1 year     3 years
other mutual funds.  The example assumes that you             ------     -------
invest $10,000 in either of the Funds for the time
periods indicated, earn a 5% return each year, and            $150         $490
then redeem all of your shares at the end of those periods.
Actual expenses may be different from those shown.
______________________
[FN]
<F1>  The Fund's Custodian charges a $10 fee for each wire redemption.


<F2>  The Fund's total operating expenses are equal to the management fees paid to the Advisor because the Advisor pays all of the Fund's operating expenses.

The Funds are part of a no-load fund family, so you do not pay any sales charge or commission when you buy or sell shares. If you buy or sell shares through a broker, you may be charged a fee by the broker, but not by the Fund. Also, neither Fund has a 12b-1 Plan. Unlike most other mutual funds, you do not pay additional fees for transfer agency, pricing, custodial, auditing or legal services. You also don't pay any additional general administrative or other operating expenses. Instead, the Advisor for each Fund pays out of its management fees all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.

DYNAMIC STYLE ROTATION(SM) FUND

                         FINANCIAL HIGHLIGHTS

The DSR Fund began operations August 3, 1998. The financial highlights describe the Fund's performance for the fiscal period shown. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and capital gains distributions. These financial highlights have been audited by Cherry, Bekaert & Holland, LLP, whose report, along with the Fund's financial statements, is included in our annual report.

                          Dynamic Style Rotation(SM) Fund

         Financial Highlights, Selected Per Share Data and Ratios

Financial Highlights:                                               For the
                                                                 4 Months Ended
                                                                 --------------

                                                                  Nov. 30, 1998
                                                                 PER SHARE DATA
                                                                 --------------
 NET ASSET VALUE:
 Beginning of year                                                     $_______
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment income                                                    _____
 Net realized and unrealized gain (loss) on investments                   _____
 TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                           _____
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                     _____
 Distributions from capital gains                                         _____
                                                                         ------
 Total distributions                                                   $_______
 Net Increase in net asset value                                         ______
 NET ASSET VALUE:
 End of year                                                           $_______
                                                                       ========
 Total return (annualized)                                               _____%
 RATIOS:
 Net assets, end of period (thousands)                                 $_______
 Ratio of expenses to average net assets                                 _____%
 Ratio of net income to average net assets                               _____%
 Portfolio turnover rate                                                _____%

DYNAMIC STYLE ROTATION(SM) FUND
                 INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT OBJECTIVES

The primary investment objective of the DSR Fund is long-term growth of capital. The Fund's investment objective may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund is a growth fund that uses an investment management process called "Dynamic Style Rotation." Conventional wisdom maintains that no one equity management style (i.e., growth, value, etc.) always provides investors with superior, above-average investment returns. Instead, different types of strategies are successful in different types of market conditions. The Fund attempts to take advantage of this general principal to enhance portfolio returns by adjusting its portfolio investment weightings across different investment styles as economic and market conditions change.

Using the Dynamic Style Rotation process, the Fund attempts to:

          * Identify current market conditions based on a number of economic variables; and
          * Apply the stock investment strategy that is most likely to be successful under the current market conditions.

As a result, the Fund actively tilts or rotates its portfolio weightings among different growth and value investment styles. These growth and value investment styles differ based on:

          * the different weighting they place on growth vs. value stocks (i.e., 70/30, 50/50, etc.); and
          * the different weightings they place on large vs. medium vs. small companies (i.e., 50/30/20, 70/20/20, 30/60/10, etc.)

At any given time, the Dynamic Style Rotation process recommends a particular combination of growth vs. value stocks and large vs. medium vs. small stocks.

After the Fund applies the Dynamic Style Rotation process to determine what strategy the Fund should be using for current market conditions, the Fund invests in stocks from a list of eligible investments ranked in order based on several financial analysis factors. Among these factors are cash flow, earnings growth and price to earnings ratios, and several non-traditional factors.

As a non-diversified fund, the Fund typically concentrates its investments in a smaller number of stocks than most mutual funds (under normal circumstances around 20 stocks). Therefore, the Fund selects only a few of the eligible investments to implement the most promising investment strategy identified by the Dynamic Style Rotation process.

DYNAMIC STYLE ROTATION(SM) FUND
Although the fund may change its portfolio weightings at any time, the Dynamic Style Rotation process focuses on long-term economic trends. As a result, the Fund expects that investment strategy adjustments will be gradual under ordinary circumstances.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual crisis, the Fund may hold up to 100% of its portfolio in money market and U.S. Government securities. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

                                         PORTFOLIO TURNOVER.  Although the Fund's strategy emphasizes longer-
 --------------------------------------  term investments that typically result in Portfolio Turnover less than
| "Portfolio Turnover" is a ratio that|  75%, the Fund may, from time to time, have a higher Portfolio Turnover
| indicates how often the securities  |  when the Fund's implementation of its investment strategy or a
| in a mutual fund's portfolio change |  temporary defensive position results in frequent trading.  Since each
| during a year's time.  Higher       |  trade by the Fund costs the Fund a brokerage commission, high
| numbers indicate a greater number of|  Portfolio Turnover may have a significant adverse impact on the Fund's
| changes, and lower numbers indicate |  performance.  In addition, because sales of securities in the Fund's
| a smaller number of changes.        |  portfolio may result in taxable gain or loss, high Portfolio Turnover
 -------------------------------------   may result in significant tax consequences for shareholders.

                          YEAR 2000 READINESS

The Fund and its service providers depend on their computer systems to conduct their businesses. If the Fund's or any of these service providers' computer systems experience difficulty processing information with dates on or after January 1, 2000, the Fund may have difficulty running its business. To avoid these potential problems, the Fund is working hard to identify and correct year 2000 related processing problems in its systems, and has obtained or is getting assurances from its service providers that they are taking similar precautions. Nevertheless, the Fund or its service providers may not identify and correct all year 2000 related computer problems in time. Any such failure could prevent the Fund from handling securities investments, trades, pricing, or the processing of purchases and sales of Fund shares.

                         VALUATION OF SHARES

The Funds' share prices are determined based upon net asset value
(NAV).  The Funds calculate NAV at approximately 4:00 p.m., New York

DYNAMIC STYLE ROTATION(SM) FUND
time, each day that the New York Stock Exchange is open for trading. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares.

Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by IPS's Board of Trustees. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of IPS's Board of Trustees. Securities with maturities of sixty (60) days or less are valued at amortized cost.

DYNAMIC STYLE ROTATION(SM) FUND
                          BUYING FUND SHARES

To invest, you may purchase shares directly from each Fund by sending your check in the amount of your investment, made out to the appropriate Fund, to:

                      IPS FUNDS c/o The Provident Bank
                      Custody Services 660D
                      P.O. Box 2176
                      Cincinnati, Ohio  45202

You may also invest in either Fund through a broker-dealer other than the Funds' distributor, rather than investing directly. Since a broker-dealer may charge you additional or different fees for purchasing or redeeming shares than those described in this Prospectus, ask your broker-dealer about his or her fees before investing.

For direct purchases, your order will be priced at the next NAV after your order is accepted. Purchases through broker-dealers are priced at the next NAV after the broker accepts your order. For a purchase of shares through a broker, orders are deemed to have been received by the Fund when the order is accepted by the broker, and are executed at their next determined net asset value after receipt by the broker or the broker's authorized designee.

Your investment must meet the minimum investment requirements in the chart below. All investments must be in U.S. dollars. Third-party checks cannot be accepted. Your bank may also wire money to the Custodian. Please call 800.232.9142 for wiring instructions.

                                                       ----------------------------------------------------------
TRADITIONAL IRA*:                                      |                  Minimum Investments                    |
Assets grow tax-deferred and contributions may be      |                                                         |
deductible.  Withdrawals and distributions are         |                           Initial          Additional   |
taxable in the year made.                              |                           -------          ----------   |
                                                       |                                                         |
SPOUSAL IRA:                                           | Regular Accounts           $1,000             $100      |
An IRA in the name of a non-working spouse by a        |                                                         |
working spouse.                                        | Automatic investment                                    |
                                                       | plans (regular or IRA)     $   100            $100      |
Roth IRA:                                              |                                                         |
An IRA with tax free growth of assets and              |                                                         |
distributions, if certain conditions are met.          | IRAs (Spousal, Roth,                                    |
Contributions are not deductible.                      | all but Education IRAs)    $1,000             $100      |
                                                       |                                                         |
EDUCATIION IRA:                                        | Education IRAs             $   500            N/A       |
An IRA with tax-free growth  of assets and             ----------------------------------------------------------
distributions, if used to pay qualified educational
expenses.  Contributions are not deductible.


* IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.


DYNAMIC STYLE ROTATION(SM) FUND
                         REDEEMING YOUR SHARES

To redeem your shares, send a letter of instruction to the Transfer Agent with your name, account number and the amount you wish to redeem. Redemption request letters should be mailed to:

DSR FUND C/O IPS FUNDS, 625 S. GAY STREET, SUITE 630, KNOXVILLE, TN  37902.

We will buy back (redeem), without charge, your shares at the current NAV on the day we receive a valid request for redemption. If you request sales proceeds via wire redemption, we will charge your account $10.

------------------------------------------
|A SIGNATURE GUARANTEE helps protect      |    A signature guarantee is required for
|against fraud.  You can obtain one from  |    any withdrawal which is over $50,000,
|most banks or securities dealers, but not|    or which is mailed to another address
|from a notary public.  Please call us to |    or person that is not the address or
|ensure that your signature guarantee will|    person of record.
|be processed correctly.                  |
|                                         |    If you invested in the Fund through a
|                                         |    broker-dealer other than the Funds'
|                                         |    distributor, you will need to contact
|                                         |    your broker-dealer to redeem your
|                                         |    shares.  The broker-dealer may charge
|                                         |    you additional or different fees for
|                                         |    redeeming shares than those described
|------------------------------------------    in this Prospectus.

     ADDITIONAL INFORMATION ABOUT PURCHASES, SALES, AND EXCHANGES

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, the Fund may ask that you increase your Fund balance if your account with the Fund falls below $1,000. If the account remains under $1,000 after 30 days, the Fund may close your account and send you the proceeds.

EXCHANGES. The Fund permits you to exchange your Fund's shares for shares in either of the other funds in the IPS Funds family (the IPS Millennium Fund and the IPS New Frontier Fund) without charge, if the fund being acquired offers its shares for sale in your state. The Fund's exchange opportunities include one-time exchanges as well as automatic periodic exchanges.

Exchange requests should be sent in writing to the Transfer Agent, signed by each registered owner (signature guarantees are necessary for any exchange of over $50,000). If the exchange request satisfies the requirements for a redemption, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Before requesting an exchange, you should review a current Prospectus for the new fund you will acquire to be sure you fully understand the investment objectives and portfolio of the new fund.

SYSTEMATIC WITHDRAWAL PROGRAM. If your account's value is more than $10,000, you may be eligible for our Systematic Withdrawal Program that allows you to withdraw a fixed amount from your account each month or calendar quarter. Each withdrawal must be $250 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the Systematic Withdrawal Program.
TELEPHONE PURCHASES BY SECURITIES FIRMS. Brokerage firms that are NASD members may telephone the Transfer Agent at 800.232.9142 and buy shares for investors who have investments in the Fund through the brokerage firm's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund, the Underwriter nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or a Fund fails to follow these established procedures, they may be liable. The Fund may modify or terminate these telephone privileges at any time.

DYNAMIC STYLE ROTATION(SM) FUND
MISCELLANEOUS.  The Fund reserves the right to:

* refuse to accept any request to purchase shares of the Fund for any reason;
* refuse any redemption or exchange request involving recently purchased shares until the check for the recently purchased shares has cleared;
* change or discontinue its exchange privileges, or temporarily suspend these privileges during unusual market conditions;
* delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request); or
* process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as "redemption in kind").

                               DISTRIBUTIONS

The Fund distributes its net investment income two times per year, usually in October and December. The Fund distributes its net long-term capital gains once per year, usually in December. Unless you instruct us otherwise, your distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.

                               FEDERAL TAXES

Distributions to shareholders are taxable to most investors (unless your investment is an IRA or other tax advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash.

                                         ------------------------------------------------------------------------------
                                         | Taxability of Distributions                                                 |
                                         | ---------------------------                                                 |
                                         |                                                                             |
                                         |                             Tax rate for               Tax rate for         |
                                         | Type of distribution        15% bracket                28% bracket or above |
                                         | --------------------        ------------               -------------------- |
   The table to the right can provide    |                                                                             |
 a guide for your potential tax          | Income dividends            Ordinary Income Rate       Ordinary Income Rate |
 liability when selling or exchanging    |                                                                             |
 fund shares.                            |                                                                             |
 "Short-term capital gains" applies      | Short-term capital gains    Ordinary Income Rate       Ordinary Income Rate |
 to fund shares sold up to 12 months     |                                                                             |
 after buying them.  "Long-term          |                             10%                        20%                  |
 capital gains" applies to shares        | Long-term capital gains                                                     |
 held for more than 12 months.           |-----------------------------------------------------------------------------

An exchange of the Fund's shares for another of the funds in the IPS Funds family will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax. Because everyone's tax situation is unique, be sure to consult your tax adviser about federal, state and local tax consequences.

                     MANAGEMENT AND ADMINISTRATION

THE INVESTMENT ADVISOR

IPS Advisory, Inc. serves as the Advisor who manages the investments, business affairs, and provides investment research for each Fund. The Advisor also furnishes advice and recommendations to each Fund regarding securities to be purchased and sold, and manages the investments of the Funds, subject to approval of the Board of Trustees of the Trust. The Advisor's principal office is located at 625 S. Gay Street, Suite 630, Knoxville, TN 37902.

DYNAMIC STYLE ROTATION(SM) FUND
The Fund pays the Advisor a monthly fee based on the following schedule:

              Annualized Percentage of
              Average Daily Net Assets        Asset Level
              ------------------------        -----------
                       1.50%               0 - $100,000,000
                       1.30%          $100,000,001-$250,000,000
                       1.10%                $250,000,001+

Greg D'Amico, President, and Robert Loest, Ph.D., CFA, Chief Executive Officer control the investment activities of the Advisor. Mr. D'Amico and Mr. Loest have extensive experience providing investment management services, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986.

The Advisor has engaged High Street Financial, Inc., , as the Sub-Advisor for the Fund. The Sub-Advisor manages the investment and reinvestment of the DSRSM Fund assets on a day-to day basis. The Sub-Advisor's address is 777 Harbour Island Boulevard, Suite 175, Tampa, Florida 33602.

Founded in 1996, the Sub-Advisor also provides investment advisory services to investment advisory organizations, institutions, and individuals. As of December 31, 1998, the Sub-Advisor provided investment advisory services to clients having assets with an approximate value of $___ million. Payment for the services of the Sub-Advisor is the responsibility of the Advisor and is not a separate expense of the Fund.

John J. Bartoletta is the founder, President and a controlling person of the Sub-Advisor. Mr. Bartoletta has over 8 years of experience managing investments and investment portfolios. Mr. Bartoletta is responsible for all investment policies, trading, research, and systems development for the Sub-Advisor. Except for approximately one month in mid-1997 (during which time Mr. Bartoletta briefly served as president of Stellar Asset Management, Inc. to stabilize the firm's day-to-day operations), Mr. Bartoletta has been president of High Street since September 1996. Prior to that time, Mr. Bartoletta was President/CEO of Lenox Capital Management, Inc. from January 1, 1996 until his departure in September 1996 to begin High Street. From June 1992 until December 1996, Mr. Bartoletta was the principal for another investment advisor, International Investments, Inc.

BOARD OF TRUSTEES

The Funds are members of the IPS Funds, an open-end management investment company organized as an Ohio business trust on August 10, 1994. The Board of Trustees of the Trust supervises the operations of each Fund according to applicable state and federal law, and is responsible for the overall management of the Funds' business affairs.

DYNAMIC STYLE ROTATION(SM) FUND

Additional information about the Funds' investments is available in          INVESTMENT ADVISOR
the Funds' annual and semi-annual reports to shareholders. In the            AND TRANSFER AGENT:
Funds' annual report, you will find a discussion of the market               IPS Advisory Inc.
conditions and investment strategies that significantly affected             625 South Gay Street
the Funds' performance during its last fiscal year.                          Suit 630
                                                                             Knoxville, Tennessee  37902
Also, a Statement of Additional Information about the Funds has              423.524.1676 in Knoxville
been filed with the Securities and Exchange Commission.  This                800.232.9142
Statement (which is incorporated in its entirety by reference in
this Prospectus) contains more detailed information about the                BOARD OF TRUSTEES:
Funds.                                                                       Greg D'Amico, President
                                                                             Robert Loest, CFA
These reports are available without charge upon request to the               Woodrow Henderson, J.D.
Transfer Agent at the address to the right.                                  Veenita Gisaria, CFA
                                                                             Bill Stegall
You can also obtain copies of these reports by visiting the
Securities and Exchange Commission's Public Reference Room in                CUSTODIAN:
Washington, D.C. (1-800-SEC-0330) or by sending your request and a           The Provident Bank
duplicating fee to the Public Reference Room Section of the                  Custody Services, 660D
Commission, Washington, DC 20549-6009.                                       P.O. Box 2176
                                                                             Cincinnato, Ohio  45202
Reports and other information about the Funds can also be viewed             800.424.2295
online on the Commission's Internet site at http://www.sec.gov.
                                                                             INDEPENDENT AUDITOR:
IPS Funds Investment Act File Number:                                        Cherry Bekaert & Holland, L.L.P.
                                                                             625 Gay Street
811-08718                                                                    Suite 550
                                                                             Knoxville, Tennessee  37902

                                                                             LEGAL COUNSEL:
                                                                             Kilpatrick Stockton LLP
                                                                             1100 Peachtree Street
                                                                             Atlanta, Georgia  30309

DYNAMIC STYLE ROTATION(SM) FUND

                    DYNAMIC STYLE ROTATION(SM) FUND

                                PART B

                 STATEMENT OF ADDITIONAL INFORMATION

                            March 31, 1999

The Dynamic Style RotationSM Fund (the "DSRSM Fund" or the "Fund"), a non-diversified portfolio which is described in detail in the Fund's Prospectus and in this Statement of Additional Information, is a series of the IPS Funds (the "Trust"), an Ohio business trust organized on August 10, 1994, that commenced operations on January 3, 1995. The Trust currently offers three Funds representing separate portfolios of investments.

Investments in the Fund involve risk, and there can be no assurance that the Fund will achieve its investment objectives. The address of the Fund is 625 S. Gay Street, Suite 630, Knoxville, Tennessee 37902 and the telephone number is 800.232.9142.

The other two series of the Trust are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New Frontier Fund"), both of which are described in detail in a separate Prospectus and Statement of Additional Information that may be obtained by contacting the Trust at 800.232.9142.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of the Fund, dated March 31, 1999. The Prospectus may be obtained by contacting the Fund at the following address: Dynamic Style Rotation(SM) Fund, 625
S. Gay Street, Suite 630, Knoxville, Tennessee  37902, 800.232.9142.

DYNAMIC STYLE ROTATION(SM) FUND
                                     DYNAMIC STYLE ROTATION(SM) FUND

                                  Statement of Additional Information

                                            TABLE OF CONTENTS

                                                                                                    Page
General Information and History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1
U.S. Government Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
Fundamental . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
   Borrowing Money  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
   Senior Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
   Underwriting . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
   Real Estate  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
   Commodities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
   Loans  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
   Concentration. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
Non-Fundamental . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
   Pledging . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
   Borrowing  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
   Margin Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
   Short Sales  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
   Illiquid Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
Trust Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4
The Investment Advisor, and Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . .           5
The Sub-Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6
Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6
Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7
Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7
Independent Accountants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7
Fund Transactions and Brokerage . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7
Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9
Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9

DYNAMIC STYLE ROTATION(SM) FUND

GENERAL INFORMATION AND HISTORY

The Dynamic Style Rotation(SM) Fund (the "DSR(SM) Fund" or the "Fund"), a non-diversified portfolio which is described in detail in the Fund's Prospectus and this Statement of Additional Information, is a series of the IPS Funds (the "Trust"), an Ohio business trust organized on August 10, 1994, that commenced operations on January 3, 1995.

Investments in the Fund involve risk, and there can be no assurance that the Fund will achieve its investment objectives. The address of the Fund is 625 S. Gay Street, Suite 630, Knoxville, Tennessee, 37902 and the telephone number is 800.232.9142.

The Trust currently offers three Funds representing separate portfolios of investments. The other two series of the Trust are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New Frontier Fund"), both of which are described in detail in a separate Prospectus and Statement of Additional Information that may be obtained by contacting the Trust at 800.232.9142.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

If at least ten shareholders (the "Petitioning Shareholders") wish to obtain signatures to request a meeting for the purpose of voting upon removal of any Trustee of the Trust, they may make a written application to the Trust requesting to communicate with other shareholders. The Petitioning Shareholders must hold in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, and each Petitioning Shareholder must have been a shareholder for at least six months prior to the date of the application. The application must be accompanied by the form of communication which the shareholders wish to transmit. Within five business days after receipt of the application, the Trust will (a) provide the Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Trust; or (b) inform the Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and undertake such mailing promptly after tender by the Petitioning Shareholders to the Trust of the material to be mailed and the reasonable expenses of such mailing. The Trustees will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Purchase Shares of the Fund" and "How to Redeem or Sell Shares of the Fund" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Net Asset Value" in the Prospectus.

INVESTMENT STRATEGIES AND RISKS

FOR A FULL DISCUSSION OF THE FUNDS' PRINCIPAL INVESTMENT OBJECTIVES AND STRATEGIES, PLEASE REFER TO THE FUNHDS' PROSPECTUS.

U.S. GOVERNMENT SECURITIES

U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

REPURCHASE AGREEMENTS

A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Fund's Custodian, other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.

INVESTMENT RESTRICTIONS

FUNDAMENTAL. The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

DYNAMIC STYLE ROTATION(SM) FUND

3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  REAL ESTATE.  The Fund will not purchase or sell real estate.
This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S.
government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage due to growth will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

NON-FUNDAMENTAL. The Fund intends to adhere to the following limitations, which are Non-Fundamental (see "Investment Restrictions-Fundamental" above).

1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. BORROWING. The Fund will not enter into reverse repurchase agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.

DYNAMIC STYLE ROTATION(SM) FUND
4. SHORT SALES. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

5.  OPTIONS.  The Fund will not purchase or sell put or call options.

6. ILLIQUID INVESTMENTS. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

TRUST TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each
Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

Name (Age) and Address, Positions Held

*Greg D'Amico (34), 625 S. Gay Street, Suite 630, Knoxville, TN
37902, President, Chief Financial Officer, Treasurer and Trustee

*Robert Loest (54), 625 S. Gay Street, Suite 630, Knoxville, TN
37902, Vice President, Secretary and Trustee

Woodrow Henderson (40), 6504 Clary Lane, Knoxville, TN  37919, Trustee

Veenita Bisaria (37), 12416 Fort West Drive, Knoxville, TN  37922,
Trustee

Billy Wayne Stegall, Jr. (41), 309 Kingston Court, Knoxville, TN
37919, Trustee

Mr. D'Amico is also President of IPS Advisory, Inc., and a portfolio manager for individually managed accounts as a registered representative of Securities Service Network, Inc.

Mr. Loest is also Chief Executive Officer of IPS Advisory, Inc., and a senior portfolio manager and research analyst for individually managed accounts as a registered representative of Securities Service Network, Inc. Mr. Loest is a Chartered Financial Analyst and has a Ph.D. in Biology.

Mr. Henderson is also Director of Planned Giving for the University of Tennessee at Knoxville.

Ms. Bisaria has been a financial analyst for the Tennessee Valley
Authority since February 1, 1997. Prior to that time she was Director of Business Planning at Lockhead Martin Energy Systems, and is a
Chartered Financial Analyst (CFA).

Mr. Stegall has been an account executive at Colony Life & Accident since June 1, 1995. Prior to that time, he was a teacher of history and economics at Austin East High School in Knoxville, Tennessee.

Pursuant to the terms of its Management Agreement with the Trust, the Advisor pays all of the fees and expenses of the Trustees. Each trustee who is not affiliated with the Advisor receives an annual retainer of $100, plus $50 for each Board meeting attended. During the fiscal year ended November 30, 1998, each Trustee not related to the Advisor received aggregate compensation of $___.

As of March 1, 1999, the Officers and Trustees of the Trust own beneficially ___% of the DSR Fund's outstanding shares.

DYNAMIC STYLE ROTATION(SM) FUND
THE INVESTMENT ADVISOR, SUB-ADVISOR AND UNDERWRITER

IPS Advisory, Inc. (the "Advisor"), 625 S. Gay St., Suite 630, Knoxville, TN 37902, is the investment adviser for the Fund. Greg D'Amico and Robert Loest may be deemed to be controlling persons and affiliates of the Advisor due to their ownership of its shares and their positions as directors and officers of the Advisor. Because of such affiliation, they may receive benefits from the management fees paid to the Advisor. The Fund retains the Advisor to manage the business affairs of the Fund, and to furnish advice and recommendations to the Fund regarding securities to be purchased and sold by the Fund.

Securities Service Network, Inc., 9041 Executive Park Drive, Suite 500, Knoxville, TN 37923 (the "Underwriter") is the exclusive agent for distribution of shares of the Fund. The Underwriter is a registered investment adviser and securities broker-dealer. The Underwriter is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Underwriter exerts supervisory control over the Advisor through a Consent Guaranty Letter, and by means of specialized compliance procedures approved by the Securities Division of the Tennessee Department of Commerce and Insurance.

The Advisor is staffed by experienced investment professionals with extensive experience in company analysis, and who have been officers of IPS since 1986. Under the terms of the Management Agreement, the Advisor manages the Fund's investment subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of its average daily net assets to and including $100,000,000, 1.30 % of such assets from $100,000,000 to and including $250,000,000, and 1.10% of such assets in excess of $250,000,000.

The Advisor retains the right to use the name "IPS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Fund's right to use the name above-mentioned automatically ceases thirty days after termination of the Management Agreement and may be withdrawn by the Advisor on thirty days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

THE SUB-ADVISOR

The Advisor has retained the services of High Street Financial, Inc. (the "Sub-Advisor") to serve as the Sub-Advisor for the Fund. The Sub-Advisor is a Florida corporation founded in 1996 that provides investment advisory services to other investment advisory organizations, institutions, and individuals. John J. Bartoletta, president, owns 100% of the outstanding shares of the Sub-Advisor. As of December 31, 1998, the Sub-Advisor provided investment advisory services to clients having assets with an approximate value of $___ million. The Sub-Advisor's address is High Street(TM) Financial, Inc., 777 Harbour Island Boulevard, Suite 175, Tampa, Florida 33602.

DYNAMIC STYLE ROTATION(SM) FUND
Pursuant to a Sub-Advisory Agreement with the Advisor, the Sub-Advisor provides investment advice to the Fund and manages its investments, including brokerage and other investment portfolio-related services, subject to the investment policies and objectives of the Fund, and the oversight of the Advisor and the Trust's Board of Trustees. Payment for the services of the Sub-Advisor is made by the Advisor and is not a separate expense of the Trust.

The Advisor pays the Sub-Advisor a fee for its services at the annual rate of .75% of the average daily net assets of the Fund to and including $100,000,000, .65% of the average daily net assets of the Fund from $100,000,000 to and including $250,000,000, and .55% of the average daily net assets of the Fund in excess of $250,000,000 and paid as of the last day of each month on the basis of the Fund's daily net asset value using for each daily calculation the most recently determined net asset value of the Fund. See "Net Asset Value."

The Sub-Advisory Agreement provides that the Sub-Advisor will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Sub-Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Sub-Advisor's reckless disregard of its duties and obligations under the Sub-Advisory Agreement. The Fund and the Advisor will indemnify the Sub-Advisor against liabilities, costs and expenses that the Sub-Advisor may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Sub-Advisor in connection with the performance of its duties or obligations under the Sub-Advisory Agreement. The Sub-Advisor is not entitled to indemnification with respect to any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its duties and obligations under the Sub-Advisory Agreement. The Sub-Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company
Act). The Sub-Advisory Agreement may be terminated by the Advisor, the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the DSR(SM) Fund) or the Sub-Advisor upon 60 days' written notice, without payment of any penalty. The Sub-Advisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisers regarding specific questions as to federal, state and local income taxes.

The Fund intends to elect to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). A fund so qualified is not subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under the Code, the Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

DYNAMIC STYLE ROTATION(SM) FUND

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare dividends representing net investment income two times annually, generally in the months of October and December. It is the present policy of the Fund to distribute annually all of its net long term capital gains in the month of December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends or capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the next determined net asset value, unless an investor specifically requests that either dividends or capital gains distributions or both be paid in cash. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRA's and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan. To change the election of dividends or capital gains distributions, send a written request to the IPS Dynamic Style Rotation(SM) Fund, 625 S. Gay Street, Suite 630, Knoxville, TN 37902.

Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from the Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned such shares. Pursuant to the Taxpayer Relief Act of 1997, different maximum rates of tax are imposed on individuals, estates or trusts on various transactions giving rise to long-term capital gain. For this purpose, long-term capital gains are divided into two tax-rate groups: a 20% group (for capital gains from assets held for more than 18 months) and a 28% group (for all other long-term capital gain). The Fund will supply information to its shareholders to determine the appropriate tax-rate group of its long-term capital gain distributions.

Upon redemption of shares of the Fund held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, shares of the Fund were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the Fund's shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.

Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

DYNAMIC STYLE ROTATION(SM) FUND
The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If the Fund pays a dividend in May which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder.
The Code and these Treasury regulations are subject to change by legislative or administrative action.

Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of the Fund might have. Shareholders are urged to consult their tax advisers as to the particular tax consequences of the acquisition, ownership and disposition of shares of the Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

TRANSFER AGENT

The Fund's Transfer Agent is IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville, TN 37902. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder's account, answering shareholders' inquiries concerning their accounts, processing purchase and redemptions of the Fund's shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

CUSTODIAN

The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202, is the Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

PURCHASE OF SHARES

Reference is made to "Buying Shares," and "Additional Information About Purchases, Sales, and Exchanges" in the Prospectus for more information concerning how to purchase shares.

TELEPHONE PURCHASES BY SECURITIES FIRMS

Member firms of the NASD may telephone IPS Advisory, Inc. at
800.232.9142 and place purchase orders on behalf of investors who carry their Fund investments through the member's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund, the Underwriter nor the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine. The Fund and its agents provide written confirmations of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to employ this and other established procedures, the Transfer Agent or the Fund may be liable. The Fund reserves the right to modify or terminate these telephone privileges at any time.

DYNAMIC STYLE ROTATION(SM) FUND

EXCHANGE PRIVILEGE

Investors in the Fund may exchange shares of the Fund for shares of the IPS Millennium Fund or the IPS New Frontier Fund. There is no charge for such exchanges. This offer is limited to residents of states in which the shares being acquired are registered for sale. Before making an exchange, the investor should review a current Prospectus of the Millennium Fund and the New Frontier Fund for information relating to the fund in which he is acquiring shares. Investors should consider the differences in the investment objectives and portfolio compositions of such funds.

An exchange request may be given to the Transfer Agent in writing and must be signed by each registered owner exactly as the shares are registered. A signature guarantee is required for any exchange of over $50,000 in value. Signature guarantees are available at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of a fraudulent request. An exchange order must comply with the requirements for a redemption. (See "Redemption of Shares"). If the exchange request is in proper order, the exchange will be based on the respective net asset values of the shares involved which is next determined after the request is received. The exchange of shares of one Fund for shares of the Millennium Fund or the New Frontier Fund is treated for federal income tax purposes as a sale of the shares given in exchange and an investor (other than a tax-exempt investor) may, therefore, realize a taxable gain or loss. The Funds reserve the right, upon 60 days' notice to shareholders, to impose reasonable fees and restrictions with respect to the exchange privilege and to modify or terminate the exchange privilege. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the shares of the Fund into which the shareholder seeks to exchange his or her shares are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

AUTOMATIC MONTHLY EXCHANGE

Shareholders of the Fund may arrange for a fixed dollar amount of their shares to be automatically exchanged for shares of the Millennium Fund or the New Frontier Fund on a monthly basis. The minimum monthly exchange in this program is $100. This automatic exchange program may be changed by the shareholder at any time by writing to the Transfer Agent at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting the Transfer Agent.

HOW TO REDEEM OR SELL FUND SHARES

To redeem shares, send a letter of instruction to the Transfer Agent, specifying the number of shares or dollar amount to be sold, your name and your account number. The Fund will buy back (redeem), at current net asset value (no charge), all shares of the Fund offered for redemption and meeting the requirements of this Prospectus. The net asset value will be the next net asset value determined after receipt of the request for redemption. Payment will be made within seven days of receipt of a valid redemption request.

Redemption requests should be sent to the DSR(SM) Fund:

c/o IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville, TN 37902

DYNAMIC STYLE ROTATION(SM) FUND
Shares may also be redeemed through a broker authorized by the Fund to redeem shares of the Fund. Such brokers may charge a reasonable fee for their services. Requests for redemption by telephone will not be accepted.

The written request for redemption must be signed by each registered owner exactly as the shares are registered. A signature guarantee is required for any withdrawal which is over $50,000, or which is mailed to another address that is not the address or person of record. Signature guarantees are available at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of fraudulent application for redemption.
Payment for shares redeemed will be made by check after receipt by the Transfer Agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. If shares are purchased with a check, redemption within the first fifteen days may be delayed until the check clears. A shareholder wishing to redeem proceeds through wire redemption will be charged $10 toward his or her account.

To keep Fund share expenses to a minimum, the Fund is authorized to redeem accounts that fall below $1,000, or such other minimum amount as the Fund may determine from time to time. Redemption will only occur when the account is reduced by redemptions and not by a decline in market value. The account holder will be notified 60 days in advance before an account is redeemed. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. To prevent redemption, an account can be increased by contributing additional funds to bring it over the account minimum. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SYSTEMATIC WITHDRAWALS

Accounts valued at $10,000 or above, using the current net asset value, are eligible for normal distributions under a systematic withdrawal program. Setting up a Systematic Withdrawal Program allows investors to withdraw a fixed sum each month or calendar quarter. The minimum amount that can be withdrawn each month or quarter under the Systematic Withdraw Program is $250. This program may be terminated by a shareholder or the Fund at any time without charge or penalty, and will become effective five business days following receipt of shareholder instructions. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

INDEPENDENT ACCOUNTANTS

The independent accounting firm for the Fund is Cherry, Bekaert & Holland, L.L.P., Certified Public Accountants, located at 625 S. Gay Street, Suite 550, Knoxville, TN 37902. Cherry, Bekaert & Holland, L.L.P. performs an annual audit of the Trust's financial statements and provides financial, tax and accounting consulting services as requested.

SHAREHOLDER RIGHTS

Each share in the Fund has equal voting rights with respect to other shares in the Fund regarding matters submitted for a vote of shareholders in the Fund, and equal voting rights with respect to other shares in the Trust regarding matters submitted for a vote of shareholders in the Trust. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders of the Trust or the Fund. Neither the Trust nor the Fund holds annual meetings of shareholders.

DYNAMIC STYLE ROTATION(SM) FUND
The Trust's Declaration of Trust provides that the Fund's shareholders have the right, upon the vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a trustee upon the written request of the record holders of ten percent of the Trust's shares. In addition, ten shareholders holding the lesser of $25,000 worth or one percent of Fund shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

SHAREHOLDER INQUIRIES

Shareholders can make inquiries about the Fund or their personal account by calling the Fund's Transfer Agent at 800.232.9142 or writing the Fund at the address listed on the cover page.

FUND TRANSACTIONS AND BROKERAGE

Subject to the oversight of the Board of Trustees of the Trust and the Advisor, the Sub-Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions in accordance with the Fund's policies and objectives.

In placing portfolio transactions, the Sub-Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Sub-Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by principals of the Sub-Advisor in servicing all of their accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to principals of the Sub-Advisor in connection with the Sub-Advisor's services to the Fund. Although research services and other information are useful to the Fund and the Sub-Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Sub-Advisor that the review and study of the research and other information will not reduce the overall cost to the Sub-Advisor of performing its duties to the Fund under the Agreement. While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.
The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that the Underwriter, in its capacity as a registered broker-dealer, may effect securities transactions which are executed for the Fund on a national securities exchange and over-the-counter transactions conducted on an agency basis. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to its objective of seeking best qualitative execution of portfolio transactions, the Sub-Advisor may consider sales of shares of the Fund in its selection of broker-dealers. Securities Service Network, Inc., which may be deemed to be an affiliate of the Advisor, may place trades for the Fund through National Financial Services Corporation
(NFSC), a subsidiary of the Fidelity companies and a member of the New York Stock Exchange.

DYNAMIC STYLE ROTATION(SM) FUND
Transactions in the over-the-counter market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for over-the-counter securities. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The Fund may place its over-the-counter transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Sub-Advisor's obligation to obtain best qualitative execution. Under the Investment Company Act of 1940, persons who may be deemed to be affiliated with the Advisor or the Sub-Advisor (including the Underwriter) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, the Underwriter will not serve as the Fund's dealer in connection with over-the-counter transactions. However, the Underwriter may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through NFSC.


The Fund will not effect any brokerage transactions in its portfolio securities with the Underwriter if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.
The Underwriting Agreement provides that the Underwriter may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to the Underwriter, it is the policy of the Fund that such commissions will, in the judgment of the Fund's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by the Underwriter on comparable transactions for its most favored unaffiliated customers, except for customers of the Underwriter considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by the Underwriter to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

Any profits from brokerage commissions earned by the Underwriter as a result of portfolio transactions for the Fund will accrue to Greg D'Amico and Robert Loest as registered representatives of the Underwriter. The Underwriting Agreement does not provide for a reduction of the Advisor's fee by the amount of any profits earned by the Underwriter from brokerage commissions generated from portfolio transactions of the Fund.

While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Underwriter will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

To the extent that the Fund and another of the Sub-Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated on a random selection basis.

DYNAMIC STYLE ROTATION(SM) FUND
NET ASSET VALUE

Shares of the Fund are purchased at the next offering price after the order is received. The offering price is effective for orders received by the transfer agent or the Custodian prior to the time of determination of the net asset value prior to the close of business. See "How to Purchase Shares of the Fund" in the Prospectus.

The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The Exchange is closed on weekends and on New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July 4, Labor Day, Thanksgiving Day, and Christmas each year. Securities traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System are valued at the last sale price or the last bid price if there is no sale. Securities or other assets for which quotations are not readily available are valued at fair values determined in good faith by the Board of Trustees. See "Net Asset Value" in the Prospectus.

PERFORMANCE

The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Morningstar or Lipper Analytical Services). Performance information may be quoted numerically, or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, S&P MidCap 400 Index, S&P/BARRA Growth and Value Indices, the Value Line Composite Indexes (GEOM & ARITH), the NASDAQ Composite Index, or the Dow Jones Industrial Average. The Fund's annual report will contain additional performance information that will be made available upon request and without charge.

The average annual total return for the Fund that will be reported by the Fund will be calculated according to the following formula:

P(1+T)n = ERV

Where:

P is a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

All total return figures reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested in the Fund when paid.

DYNAMIC STYLE ROTATION(SM) FUND
                                PART C

                           OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) (i) Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of
          Trust, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii)Copy of Amendment No. 2 to Registrant's Declaration of Trust.

(b) Copy of Registrant's By-Laws, as amended, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(c)  Voting Trust Agreements - None.

(d) (i) Copy of Registrant's Management Agreement with its Advisor, IPS Advisory, Inc. regarding the IPS Millennium Fund which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Form of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS New Frontier Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

     (iii)     Form of Registrant's Management Agreement with IPS
          Advisory, Inc. regarding the Dynamic Style Rotation(SM) Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

     (iv) Form of Sub-Advisory Agreement by and between IPS Advisory, Inc. and High Street(TM) Financial, Inc. regarding the Dynamic Style Rotation(SM) Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

(e) (i) Copy of Registrant's Underwriting Agreement with Securities Service Network, Inc. regarding the Millennium Fund, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Form of Registrant's Underwriting Agreement with Securities Service Network, Inc., regarding the IPS New Frontier Fund, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iii) Form of Registrant's Underwriting Agreement with Securities Service Network, Inc., regarding the Dynamic Style Rotation(SM) Fund, which was filed as an exhibit to Registrant's Post Effective Amendment No. 6, is hereby incorporated by reference.

(f) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None

(g)  (i)  Copy of Registrant's Agreement with the Custodian, The
          Provident Bank, dated November 1, 1994.
     (ii) Amendment to Registrant's Agreement with the Custodian which was filed as an exhibit to Registrant's Post Effective
          Amendment No. 7, is hereby incorporated by reference.

(h)  Transfer Agency Agreement by and between the Trust and IPS
     Advisory, Inc., which was filed as an exhibit to Registrant's Post Effective Amendment No. 6, is hereby incorporated by reference.

(i) Opinion and Consent of Kilpatrick Stockton LLP which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended November 30, 1997, is hereby incorporated by reference.

(j)  Consent of Cherry, Bekaert & Holland, L.L.P.*

(k)  Financial Statements Omitted from Item 22 - None

(l) Letters of Initial Stockholders, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference

(m)  12b-1 Distribution Expense Plan - None

(n)  Financial Data Schedules*

(o)  Inapplicable
_________________________

*  Filed herewith

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None

ITEM 25.  INDEMNIFICATION

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

     SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.
     SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such; indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(d) Sections 10 and 11 of the Registrant's Underwriting Agreement with Securities Service Network, Inc. (the "Underwriter") provide for indemnification of the Underwriter and the Underwriter's employees as well as advances of attorney's fees and other expenses. The scope and limitations of these provisions are analogous to Sections 6.4 and 6.5 of the Registrant's Declaration of Trust, set forth in Item 27(a) of this Part C.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

A. IPS Advisory, Inc. (the "Advisor") is a registered investment advisor. It has engaged in no other business during the past two fiscal years.

B. The following list sets forth the business and other connections of the Directors and officers of the Advisor during the past two years.

     (1)  Gregory D'Amico

     (a) President and a Director of IPS Advisory, Inc., Suite 630, 625 South Gay Street, Knoxville, Tennessee 37902.

     (b) President, Chief Financial Officer, Treasurer and a Trustee of IPS Funds, Suite 630, 625 South Gay Street, Knoxville, Tennessee 37902.

     (c) Registered representative of Securities Service Network, Inc., 222 S. Peters Road, Knoxville, Tennessee 37923.

     (2)  Robert Loest

     (a)  Chief Executive Officer and a Director of IPS Advisory,
          Inc., Suite 630, 625 South Gay Street, Knoxville, Tennessee
          37902.

     (b) Vice President, Secretary and a Trustee of IPS Funds, Suite 630, 625 South Gay Street, Knoxville, Tennessee 37902.

     (c) Registered representative of Securities Service Network, Inc., 222 S. Peters Road, Knoxville, Tennessee 37923.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Securities Service Network, Inc. does not currently act as a principal underwriter for any other investment company.

(b) Information with respect to officers, directors, and partners of the principal underwriter:

                                             POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES WITH
    NAME AND PRINCIPAL BUSINESS ADDRESS              UNDERWRITER                       FUND
------------------------------------------------------------------------------------------------------
 Carl Hollingsworth                           President, Treasurer and                 None
 9041 Executive Park Drive, Suite 500,                Director
 Knoxville, Tennessee  37923

 David Coffey                                  Secretary and Director                  None
 9041 Executive Park Drive, Suite 500,
 Knoxville, Tennessee  37923

 Michael E. Neubeck                           Executive Vice President                 None
 9041 Executive Park Drive, Suite 500,
 Knoxville, Tennessee  37923

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at Suite 630, 625 South Gay Street, Knoxville, Tennessee 37902, and/or by The Provident Bank, the Registrant's Custodian at One East Fourth Street, Cincinnati, Ohio 45202.

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

None.

ITEM 30.  UNDERTAKINGS

(a)  Not Applicable.

(b) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(c) The Registrant hereby undertakes that, within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon such removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

     (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

     (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

     The Registrant also undertakes to promptly call a meeting for the purpose of voting upon the question of the removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Trust.


                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Knoxville, State of Tennessee, on the 29th day of January, 1999.


                                   IPS FUNDS



                                    /s/ Greg D'Amico
                                   By:  Greg D'Amico, President

                           Power of Attorney

     KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Gregory D'Amico and Robert Loest, or either of them, as his true and lawful attorney-in-fact and agent, with full power of substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, and all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or either of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Dated as of the 29th day of January, 1999.



                                           /s/ Greg D'Amico
                                           Gregory D'Amico, President,
                                           Chief Financial Officer,
                                           Treasurer
                                           and Trustee



                                           /s/ Robert Loese
                                           Robert Loest, Trustee



                                           /s/ Woodrow Henderson
                                           Woodrow Henderson, Trustee**


                                           /s/ Vanita Bisaria
                                           Vanita Bisaria, Trustee**



                                           /s/ Billy Wayne Stegall
                                           Billy Wayne Stegall, Jr.**


  **By:  /s/ Greg D'Amico     Date:  1/29/99
         Gregory D'Amico
         Attorney-in-Fact

                             EXHIBIT INDEX

(a) (i) Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of
          Trust, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii)Copy of Amendment No. 2 to Registrant's Declaration of
          Trust.

(b) Copy of Registrant's By-Laws, as amended, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(d) (i) Copy of Registrant's Management Agreement with its Advisor, IPS Advisory, Inc. regarding the IPS Millennium Fund which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Form of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS New Frontier Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

     (iii)Form of Registrant's Management Agreement with IPS
          Advisory, Inc. regarding the Dynamic Style Rotation(SM) Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

     (iv) Form of Sub-Advisory Agreement by and between IPS Advisory, Inc. and High Street(TM) Financial, Inc. regarding the Dynamic Style Rotation(SM) Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

(e) (i) Copy of Registrant's Underwriting Agreement with Securities Service Network, Inc. regarding the Millennium Fund, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Form of Registrant's Underwriting Agreement with Securities Service Network, Inc., regarding the IPS New Frontier Fund, filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iii)Form of Registrant's Underwriting Agreement with
          Securities Service Network, Inc., regarding the Dynamic
          Style Rotation(SM) Fund, filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(g)  (I)  Copy of Registrant's Agreement with the Custodian, The
          Provident Bank, dated November 1, 1994, is hereby incorporated by reference.

     (ii) Amendment to Registrant's Agreement with the Custodian which was filed as an exhibit to Registrant's Post Effective
          Amendment No. 7, is hereby incorporated by reference.

(h)  Transfer Agency Agreement by and between the Trust and IPS
     Advisory, Inc., filed as an exhibit to Post-Effective Amendment No. 6, is hereby incorporated by reference.

(i) Opinion and Consent of Kilpatrick Stockton LLP which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended November 30, 1997, is hereby incorporated by reference

(j)  Consent of Cherry, Bekaert & Holland, L.L.P. *

(l) Letters of Initial Stockholders, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference

(n)  Financial Data Schedules*
_________________________
*  Filed herewith